UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 21777

John Hancock Funds III
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Gordon M. Shone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-3000
Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

MUTUAL FUNDS

John Hancock Intrinsic Value Fund

QUARTERLY PORTFOLIO HOLDINGS

5.31.2007

JOHN HANCOCK FUNDS III
PORTFOLIO OF INVESTMENTS — May 31, 2007 (Unaudited)
(showing percentage of total net assets)

Intrinsic Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS — 95.15%
Aerospace — 0.59%
General Dynamics Corp.	500	$ 40,120
Northrop Grumman Corp.	800	60,488
Raytheon Company	600	33,360

		133,968
Agriculture — 0.05%
Archer-Daniels-Midland Company	300	10,512

Apparel & Textiles — 1.18%
Cintas Corp.	300	11,508
Jones Apparel Group, Inc.	1,400	41,692
Liz Claiborne, Inc.	1,800	62,442
Mohawk Industries, Inc. *	200	20,412
NIKE, Inc., Class B	200	11,350
VF Corp.	1,300	121,914

		269,318
Auto Parts — 0.40%
AutoZone, Inc. *	200	25,726
Johnson Controls, Inc.	100	10,970
O'Reilly Automotive, Inc. *	1,000	37,990
TRW Automotive Holdings Corp. *	400	16,232

		90,918
Auto Services — 0.38%
AutoNation, Inc. *	2,700	59,724
Avis Budget Group, Inc. *	900	27,225

		86,949
Automobiles — 1.92%
Ford Motor Company	24,100	200,994
General Motors Corp.	4,100	122,959
PACCAR, Inc.	1,300	113,399

		437,352
Banking — 5.97%
Bank of America Corp.	8,600	436,106
Bank of New York Company, Inc.	1,500	60,840
BB&T Corp.	2,200	92,642
Comerica, Inc.	2,200	138,226
Fifth Third Bancorp	1,100	46,596
First Horizon National Corp.	1,100	44,319
Huntington BancShares, Inc.	1,000	22,460
KeyCorp	2,800	99,708
National City Corp.	9,200	318,228
US Bancorp	2,900	100,282

		1,359,407
Broadcasting — 0.88%
CBS Corp., Class B	3,200	106,432
Liberty Media Corp. - Capital, Series A *	300	33,870
News Corp., Class A	2,700	59,643

		199,945
Building Materials & Construction — 0.48%
American Standard Companies, Inc.	400	23,912

Intrinsic Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Building Materials & Construction
(continued)
Masco Corp.	2,800	$ 84,588

		108,500
Business Services — 1.29%
Affiliated Computer Services, Inc., Class A *	500	29,175
Computer Sciences Corp. *	500	27,700
Convergys Corp. *	1,300	33,462
First Data Corp.	1,200	39,240
Fiserv, Inc. *	600	35,550
Manpower, Inc.	600	55,200
Moody's Corp.	200	13,930
Pitney Bowes, Inc.	1,000	47,750
R.R. Donnelley & Sons Company	300	12,846

		294,853
Cable and Television — 1.73%
Comcast Corp., Class A *	8,250	226,133
Time Warner, Inc.	7,800	166,686

		392,819
Chemicals — 0.99%
Air Products & Chemicals, Inc.	400	31,196
Albemarle Corp.	600	24,384
Dow Chemical Company	1,100	49,918
Eastman Chemical Company	200	13,232
Lyondell Chemical Company	400	14,868
PPG Industries, Inc.	1,200	91,428

		225,026
Colleges & Universities — 0.24%
Career Education Corp. *	900	31,383
ITT Educational Services, Inc. *	200	22,638

		54,021
Computers & Business Equipment — 2.69%
CDW Corp.	400	34,056
Cisco Systems, Inc. *	2,700	72,684
Dell, Inc. *	4,900	131,663
EMC Corp. *	1,900	32,091
Hewlett-Packard Company	1,800	82,278
Ingram Micro, Inc., Class A *	1,600	33,152
International Business Machines Corp.	1,500	159,900
Lexmark International, Inc. *	800	41,544
Tech Data Corp. *	700	25,802

		613,170
Construction Materials — 0.25%
Louisiana-Pacific Corp.	1,100	22,550
Sherwin-Williams Company	500	33,820

		56,370
Cosmetics & Toiletries — 0.28%
Kimberly-Clark Corp.	900	63,864

Crude Petroleum & Natural Gas — 0.71%
Apache Corp.	400	32,300
Devon Energy Corp.	700	53,746

The accompanying notes are an integral part of the portfolio of investments.
1

JOHN HANCOCK FUNDS III
PORTFOLIO OF INVESTMENTS — May 31, 2007 (Unaudited) — continued
(showing percentage of total net assets)

Intrinsic Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Crude Petroleum & Natural Gas
(continued)
Occidental Petroleum Corp.	1,100	$ 60,467
Sunoco, Inc.	200	15,942

		162,455
Electrical Utilities — 0.68%
American Electric Power Company, Inc.	900	42,867
CenterPoint Energy, Inc.	600	11,358
Entergy Corp.	700	79,030
PG&E Corp.	200	9,852
Xcel Energy, Inc.	500	11,475

		154,582
Electronics — 0.06%
Avnet, Inc. *	300	12,852

Financial Services — 11.64%
AmeriCredit Corp. *	600	15,930
Citigroup, Inc.	19,200	1,046,208
Countrywide Financial Corp.	1,300	50,622
Federal Home Loan Mortgage Corp.	5,100	340,629
Federal National Mortgage Association	8,000	511,360
Merrill Lynch & Company, Inc.	1,300	120,549
Morgan Stanley (c)	4,700	399,688
PNC Financial Services Group, Inc.	800	59,040
Washington Mutual, Inc.	2,400	104,928

		2,648,954
Food & Beverages — 2.76%
Campbell Soup Company	300	11,910
Coca-Cola Enterprises, Inc.	1,100	25,685
ConAgra Foods, Inc.	2,600	66,300
General Mills, Inc.	700	42,868
H.J. Heinz Company	1,000	47,580
Kraft Foods, Inc., Class A	5,022	169,944
Pepsi Bottling Group, Inc.	700	24,493
PepsiAmericas, Inc.	500	12,310
Sara Lee Corp.	3,200	57,280
The Coca-Cola Company	1,600	84,784
Tyson Foods, Inc., Class A	3,800	84,702

		627,856
Forest Products — 0.11%
Weyerhaeuser Company	300	24,588

Healthcare Products — 0.99%
Bausch & Lomb, Inc.	300	20,370
Biomet, Inc.	400	17,448
Johnson & Johnson	1,100	69,597
Patterson Companies, Inc. *	300	11,256
Stryker Corp.	800	53,848
Zimmer Holdings, Inc. *	600	52,836

		225,355
Healthcare Services — 2.56%
Cardinal Health, Inc.	1,600	115,936
Express Scripts, Inc. *	600	61,260

Intrinsic Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Healthcare Services (continued)
Lincare Holdings, Inc. *	600	$ 24,054
McKesson Corp.	3,400	214,642
Quest Diagnostics, Inc.	600	29,412
UnitedHealth Group, Inc.	2,200	120,494
Wellpoint, Inc. *	200	16,282

		582,080
Homebuilders — 0.79%
Centex Corp.	1,100	53,196
D.R. Horton, Inc.	500	11,685
KB Home	400	18,356
Lennar Corp., Class A	900	41,085
M.D.C. Holdings, Inc.	400	21,736
Pulte Homes, Inc.	500	13,645
Toll Brothers, Inc. *	700	20,531

		180,234
Hotels & Restaurants — 0.84%
Jack in the Box, Inc. *	200	15,294
McDonald's Corp.	3,100	156,705
Starbucks Corp. *	700	20,167

		192,166
Household Appliances — 0.10%
Whirlpool Corp.	200	22,330

Household Products — 0.09%
Energizer Holdings, Inc. *	200	19,812

Industrial Machinery — 0.24%
AGCO Corp. *	700	30,296
Deere & Company	200	24,094

		54,390
Insurance — 8.47%
Aetna, Inc.	2,000	105,860
AFLAC, Inc.	2,100	111,006
Allstate Corp.	5,700	350,550
Ambac Financial Group, Inc.	1,000	89,610
American International Group, Inc.	4,700	339,998
CIGNA Corp.	300	50,289
Commerce Group, Inc.	400	13,636
Conseco, Inc. *	600	11,826
First American Corp.	700	37,485
Hartford Financial Services Group, Inc.	300	30,951
Lincoln National Corp.	300	21,750
MBIA, Inc.	1,500	99,825
MetLife, Inc.	600	40,800
MGIC Investment Corp.	600	39,000
Nationwide Financial Services, Inc., Class A	400	24,764
Old Republic International Corp.	1,600	34,656
PMI Group, Inc.	1,000	49,440
Progressive Corp.	2,100	48,405
Protective Life Corp.	400	20,012
Prudential Financial, Inc.	300	30,606
Radian Group, Inc.	800	49,520

The accompanying notes are an integral part of the portfolio of investments.
2

JOHN HANCOCK FUNDS III
PORTFOLIO OF INVESTMENTS — May 31, 2007 (Unaudited) — continued
(showing percentage of total net assets)

Intrinsic Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
SAFECO Corp.	600	$ 37,650
The Travelers Companies, Inc.	2,300	124,591
Torchmark Corp.	900	63,099
Transatlantic Holdings, Inc.	200	14,332
UnumProvident Corp.	3,300	87,582

		1,927,243
International Oil — 10.34%
Anadarko Petroleum Corp.	1,400	69,510
Chevron Corp.	4,600	374,854
ConocoPhillips	2,100	162,603
Exxon Mobil Corp.	21,000	1,746,570

		2,353,537
Internet Retail — 0.05%
IAC/InterActiveCorp. *	300	10,380

Leisure Time — 0.57%
Brunswick Corp.	400	13,772
The Walt Disney Company	3,300	116,952

		130,724
Liquor — 0.33%
Anheuser-Busch Companies, Inc.	1,400	74,676

Manufacturing — 0.34%
Danaher Corp.	400	29,400
Harley-Davidson, Inc.	800	48,872

		78,272
Medical-Hospitals — 0.19%
Tenet Healthcare Corp. *	2,700	18,765
Universal Health Services, Inc., Class B	400	24,716

		43,481
Newspapers — 0.11%
The New York Times Company, Class A (a)	1,000	25,110

Office Furnishings & Supplies — 0.08%
OfficeMax, Inc.	400	17,960

Paper — 0.03%
International Paper Company	200	7,834

Pharmaceuticals — 10.41%
Abbott Laboratories	1,100	61,985
AmerisourceBergen Corp.	2,400	122,928
Bristol-Myers Squibb Company	1,000	30,310
Forest Laboratories, Inc. *	1,700	86,207
King Pharmaceuticals, Inc. *	1,400	29,736
Merck & Company, Inc.	16,800	881,160
Pfizer, Inc.	42,100	1,157,329

		2,369,655
Photography — 0.21%
Eastman Kodak Company	1,900	48,184

Publishing — 1.17%
Gannett Company, Inc.	3,400	199,988
McGraw-Hill Companies, Inc.	400	28,124

Intrinsic Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Publishing (continued)
Tribune Company (a)	1,200	$ 38,640

		266,752
Real Estate — 0.11%
Annaly Capital Management, Inc., REIT	1,600	24,704

Retail Grocery — 2.18%
Safeway, Inc.	5,800	199,984
SUPERVALU, Inc.	1,400	66,696
The Kroger Company	7,600	230,432

		497,112
Retail Trade — 8.32%
Bed Bath & Beyond, Inc. *	800	32,528
Big Lots, Inc. *	500	15,750
BJ's Wholesale Club, Inc. *	900	34,038
Dillard's, Inc., Class A	400	14,520
Dollar General Corp.	1,500	32,460
Dollar Tree Stores, Inc. *	1,700	71,927
Family Dollar Stores, Inc.	1,700	57,205
Foot Locker, Inc.	1,000	21,940
Gap, Inc.	2,600	48,152
Home Depot, Inc.	13,300	516,971
Kohl's Corp. *	600	45,192
Lowe's Companies, Inc.	7,800	255,996
NBTY, Inc. *	600	31,518
Rent-A-Center, Inc. *	500	13,550
Rite Aid Corp. *	4,600	29,072
Sears Holdings Corp. *	100	18,002
Staples, Inc.	1,100	27,566
Target Corp.	1,300	81,159
The TJX Companies, Inc.	700	19,579
Walgreen Company	700	31,591
Wal-Mart Stores, Inc.	10,400	495,040

		1,893,756
Sanitary Services — 0.12%
Waste Management, Inc.	700	27,069

Semiconductors — 1.18%
Intel Corp.	10,500	232,785
KLA-Tencor Corp.	200	10,996
Novellus Systems, Inc. *	800	24,552

		268,333
Software — 0.49%
Compuware Corp. *	1,100	12,496
Intuit, Inc. *	400	12,200
Microsoft Corp.	2,800	85,876

		110,572
Telecommunications Equipment &
Services — 0.11%
Polycom, Inc. *	800	25,376

Telephone — 7.86%
AT&T, Inc.	17,227	712,164
CenturyTel, Inc.	1,200	59,304

The accompanying notes are an integral part of the portfolio of investments.
3

JOHN HANCOCK FUNDS III
PORTFOLIO OF INVESTMENTS — May 31, 2007 (Unaudited) — continued
(showing percentage of total net assets)

Intrinsic Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Telephone (continued)
Verizon Communications, Inc.	23,400	$ 1,018,602

		1,790,070
Tires & Rubber — 0.09%
Goodyear Tire & Rubber Company *	600	21,282

Tobacco — 0.37%
Altria Group, Inc.	600	42,660
UST, Inc.	800	42,712

		85,372
Toys, Amusements & Sporting Goods — 0.46%
Hasbro, Inc.	500	16,075
Mattel, Inc.	3,200	89,632

		105,707
Transportation — 0.14%
Overseas Shipholding Group, Inc.	400	31,820
Trucking & Freight — 0.53%
FedEx Corp.	800	89,296
Ryder Systems, Inc.	600	32,352

		121,648

TOTAL COMMON STOCKS (Cost $18,601,153)		$ 21,661,275

SHORT TERM INVESTMENTS — 0.29%
John Hancock Cash Investment Trust (c)	$ 65,076	$ 65,076

TOTAL SHORT TERM INVESTMENTS
(Cost $65,076)		$ 65,076

REPURCHASE AGREEMENTS — 4.33%
Repurchase Agreement with State
Street Corp. dated 05/31/2007 at
4.60% to be repurchased at
$986,126 on 06/01/2007,
collateralized by $1,000,000
Federal National Mortgage
Association, 6.00% due
12/02/2021 (Valued at $1,008,700,
including interest)	$ 986,000	$ 986,000

TOTAL REPURCHASE AGREEMENTS
(Cost $986,000)		$ 986,000

Total Investments (Intrinsic Value Fund)
(Cost $19,652,229) — 99.77%		$ 22,712,351
Other Assets in Excess of Liabilities — 0.23%		52,085

TOTAL NET ASSETS — 100.00%		$ 22,764,436

Footnotes

Percentages are stated as a percent of net assets.

Key to Legend
*	Non-Income-Producing
(a)	All or a portion of this security was out on loan
(c)	Investment is an affiliate of the Trust's subadvisor

The accompanying notes are an integral part of the portfolio of investments.
4

JOHN HANCOCK FUNDS III - Intrinsic Value Fund
Notes to Financial Statements (Unaudited)

The following is a summary of open futures contracts at May 31, 2007:
				Unrealized
				Appreciation
Open contracts	Number of Contracts	Position	Expiration Date	(Depreciation)

S&P Mini 500 Index Futures	8	Long	Jun 2007	$22,412

				$22,412

At May 31, 2007, the value of securities loaned and Cash collateral was as follows:

Value of Securities Loaned			Value of Cash Collateral

$63,800			$65,076

At May 31, 2007, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation/(depreciation) of investment securities for federal income tax purposes was as follows:

		Net Unrealized
Unrealized	Unrealized	Appreciation/
Appreciation	(Depreciation)	(Depreciation)

$3,155,451	($95,329)	$3,060,122

Notes to portfolio of investments

Security valuation

The net asset value of the common shares of the Fund is determined daily as of the close of the NYSE, normally at 4:00 p.m. Eastern time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the valuation provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

In deciding whether to make a fair value adjustment to the price of a security, the Board of Trustees or their designee may review a variety of factors, including developments in foreign markets, the performance of U.S. securities markets and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed, but the Fund is calculating the net asset value. In view of these factors, it is likely that a Fund investing significant amounts of assets in securities in foreign markets will be fair valued more frequently than a Fund investing significant amounts of assets in frequently traded, U.S. exchange listed securities of large-capitalization U.S. issuers.

For purposes of determining when fair value adjustments may be appropriate with respect to a Fund that invests in securities in foreign markets that close prior to the NYSE, the Fund will, on an ongoing basis, monitor for “significant market events.” A significant market event may be a certain percentage change in the value of an index or of certain Exchange Traded Funds that track foreign markets in which the Fund has significant investments. If a significant market event occurs due to a change in the value of the index or of Exchange Traded Funds, the pricing for a Fund that invests in foreign markets that have closed prior to the NYSE will promptly be reviewed and potential adjustments to the net asset value of the Fund will be recommended to the Trust’s Pricing Committee where applicable.

Fair value pricing of securities is intended to help ensure that the net asset value of the Fund’s shares reflects the value of the Fund’s securities as of the close of the NYSE (as opposed to a value which is no longer accurate as of such close), thus limiting the opportunity for aggressive traders to purchase shares of the Fund at deflated prices, reflecting stale security valuations, and to promptly sell such shares at a gain. However, a security’s valuation may differ depending on the method used for determining value and no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains.

Repurchase agreements

The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. The Fund will take constructive receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, the Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. The Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser. Collateral for certain tri-party repurchase agreements is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty.

Securities lending

The Fund may lend securities in amounts up to 331/3% of the Fund’s total assets. Such loans are callable at any time and are at all times fully secured by cash, cash equivalents or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities and marked-to-market on a daily basis. The Fund may bear the risk of delay in recovery of, or even of rights in, the securities loaned should the borrower of the securities fail financially. The Fund receives compensation for lending their securities either in the form of fees or by retaining a portion of interest on the investment of any cash received as collateral. The Fund invests the cash collateral received in connection with securities lending transactions in the John Hancock Cash Investment Trust (JHCIT), a Delaware common law trust and an affiliated fund. JHCIT is exempt from registration under Section 3(c)(7) of the 1940 Act (pursuant to exemptive order issued by the SEC) and is managed by the Adviser, for which the Adviser receives an investment advisory fee of 0.04% of the average daily net assets of the JHCIT.

All collateral received will be in an amount equal to at least 102% of the market value of the loaned securities and is intended to be maintained at that level during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund the next business day. During the loan period, the Fund continues to retain rights of ownership, including dividends and interest of the loaned securities.

Futures

The Fund may purchase and sell financial futures contracts and options on those contracts. The Fund invests in contracts based on financial instruments such as U.S. Treasury Bonds or Notes or on securities indices such as the Standard & Poor’s 500 Index (the S&P 500 Index), in order to hedge against a decline in the value of securities owned by the Fund.

Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for account of the broker (the Funds’ agent in acquiring the futures position). If the position is closed out by taking an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made, cash is required to be paid to or released by the broker, and the Fund realizes a gain or loss.

When the Fund sells a futures contract based on a financial instrument, the Fund becomes obligated to deliver that kind of instrument at an agreed upon date for a specified price. The Fund realizes a gain or loss depending on whether the price of an offsetting purchase is less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase. The Fund could be exposed to risks if it could not close out futures positions because of an illiquid secondary market or the inability of counterparties to meet the terms of their contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle†
James F. Carlin
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Grantham, Mayo, Van Otterloo & Co. LLC
40 Rowes Wharf
Boston, MA 02110

Custodian
State Street Bank & Trust Co.
2 Avenue de Lafayette
Boston, MA 02111

Transfer agent
John Hancock Signature Services, Inc.
One John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Kirkpatrick & Lockhart Preston Gates Ellis LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. One John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Intrinsic Value Fund.

510Q1 5/07
7/07

John Hancock

MUTUAL FUNDS

John Hancock Value Opportunities Fund

QUARTERLY PORTFOLIO HOLDINGS

5.31.2007

JOHN HANCOCK FUNDS III
PORTFOLIO OF INVESTMENTS — May 31, 2007 (Unaudited)
(showing percentage of total net assets)

Value Opportunities Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS — 94.79%
Aerospace — 0.46%
Alliant Techsystems, Inc. *	900	$ 90,900
Curtiss-Wright Corp.	500	22,535

		113,435
Air Freight — 0.14%
ExpressJet Holdings, Inc. *	5,500	34,045

Apparel & Textiles — 3.75%
Brown Shoe, Inc.	650	19,266
Columbia Sportswear Company	2,400	167,352
Deckers Outdoor Corp. *	100	8,789
Jones Apparel Group, Inc.	6,300	187,614
Kellwood Company	2,100	60,501
K-Swiss, Inc., Class A	1,200	34,812
Liz Claiborne, Inc.	8,300	287,927
Oakley, Inc.	500	12,710
Phillips-Van Heusen Corp.	400	24,448
Stride Rite Corp.	1,000	20,150
Timberland Company, Class A *	2,200	60,148
Wolverine World Wide, Inc.	1,500	43,545

		927,262
Auto Parts — 1.70%
American Axle & Manufacturing Holdings, Inc.	2,100	60,522
ArvinMeritor, Inc.	5,100	106,488
BorgWarner, Inc.	1,000	84,160
O'Reilly Automotive, Inc. *	1,500	56,985
Superior Industries International, Inc.	1,500	33,870
TRW Automotive Holdings Corp. *	1,900	77,102

		419,127
Auto Services — 1.09%
AutoNation, Inc. *	8,700	192,444
Copart, Inc. *	1,500	46,785
Lithia Motors, Inc., Class A	1,100	29,568

		268,797
Automobiles — 1.33%
Asbury Automotive Group, Inc.	2,400	65,472
Group 1 Automotive, Inc.	2,700	113,940
United Auto Group, Inc.	6,700	148,941

		328,353
Banking — 8.20%
AMCORE Financial, Inc.	300	8,937
Anchor BanCorp Wisconsin, Inc.	1,200	34,356
Associated Banc-Corp.	3,400	112,234
Astoria Financial Corp.	4,000	106,640
BancFirst Corp.	200	8,634
BancorpSouth, Inc.	2,700	67,608
Bank of Hawaii Corp.	200	10,702
Banner Corp.	200	7,204
Cathay General Bancorp, Inc.	300	10,164
Chemical Financial Corp.	600	16,134
Chittenden Corp.	300	8,748
Citizens Banking Corp.	1,700	32,368

Value Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Banking (continued)
City National Corp.	1,300	$ 100,672
Commerce Bancshares, Inc.	1,585	74,812
Corus Bankshares, Inc.	700	12,733
Dime Community Bancorp, Inc.	800	10,800
Downey Financial Corp. (a)	1,900	138,301
First Citizens Bancshares, Inc.	100	19,374
First Horizon National Corp.	5,800	233,682
First Indiana Corp.	600	12,612
FirstFed Financial Corp. *	1,100	70,917
FirstMerit Corp. (a)	2,800	60,284
Flagstar Bancorp, Inc.	2,800	36,008
Greater Bay Bancorp	2,500	69,775
Hancock Holding Company	500	19,770
International Bancshares Corp.	440	11,814
ITLA Capital Corp.	500	27,470
MAF Bancorp, Inc.	1,200	64,656
New York Community Bancorp, Inc.	4,400	76,912
Pacific Capital Bancorp	1,800	46,332
Park National Corp.	100	8,732
Sky Financial Group, Inc.	400	11,000
Sterling Bancshares, Inc.	1,500	17,235
TCF Financial Corp.	5,600	158,088
Trustmark Corp.	2,800	75,376
United Bankshares, Inc.	400	13,500
Valley National Bancorp (a)	1,365	33,429
Washington Federal, Inc.	1,900	47,652
Webster Financial Corp.	1,000	44,990
Westamerica Bancorp	800	37,040
Whitney Holding Corp.	1,000	31,040
Wilmington Trust Corp.	900	38,439

		2,027,174
Biotechnology — 0.11%
Applera Corp.	100	2,839
Techne Corp. *	400	23,876

		26,715
Broadcasting — 0.14%
Westwood One, Inc.	4,200	33,852

Building Materials & Construction — 0.27%
EMCOR Group, Inc. *	1,000	65,590

Business Services — 3.31%
ABM Industries, Inc.	900	26,559
CDI Corp.	500	16,720
Convergys Corp. *	3,800	97,812
Deluxe Corp.	4,900	213,983
FactSet Research Systems, Inc.	1,100	70,213
Insight Enterprises, Inc. *	2,600	57,616
Kelly Services, Inc., Class A	1,300	37,466
Manpower, Inc.	1,600	147,200
Paxar Corp. *	400	12,100
Perot Systems Corp., Class A *	600	10,248
R.H. Donnelley Corp. *	200	15,588

The accompanying notes are an integral part of the portfolio of investments.
1

JOHN HANCOCK FUNDS III
PORTFOLIO OF INVESTMENTS — May 31, 2007 (Unaudited) — continued
(showing percentage of total net assets)

Value Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Business Services (continued)
ScanSource, Inc. *	600	$ 17,388
SonicWALL, Inc. *	1,200	9,912
Total Systems Services, Inc.	1,300	43,147
Unisys Corp. *	1,500	12,480
Watson Wyatt Worldwide, Inc., Class A	600	30,942

		819,374
Cellular Communications — 0.63%
Telephone & Data Systems, Inc.	2,500	154,750

Chemicals — 2.26%
Albemarle Corp.	3,600	146,304
Ashland, Inc.	500	30,160
Cabot Corp.	800	38,648
CF Industries Holdings, Inc.	300	13,419
Eastman Chemical Company	800	52,928
FMC Corp.	200	16,732
Hercules, Inc. *	2,400	45,192
Lubrizol Corp.	500	32,860
PolyOne Corp. *	500	3,565
Sensient Technologies Corp.	3,700	96,348
Sigma-Aldrich Corp.	700	30,296
Stepan Company	700	21,413
Valspar Corp.	1,100	31,779

		559,644
Colleges & Universities — 1.30%
Career Education Corp. *	3,800	132,506
Corinthian Colleges, Inc. *	2,800	40,908
ITT Educational Services, Inc. *	1,300	147,147

		320,561
Commercial Services — 0.06%
Vertrue, Inc. *	300	14,475

Computers & Business Equipment — 3.02%
Avocent Corp. *	1,000	28,030
Benchmark Electronics, Inc. *	900	19,899
CACI International, Inc., Class A *	600	30,930
CDW Corp.	2,600	221,364
Diebold, Inc.	1,100	54,538
EMS Technologies, Inc. *	400	8,132
Ingram Micro, Inc., Class A *	8,300	171,976
Tech Data Corp. *	5,000	184,300
Western Digital Corp. *	1,400	26,334

		745,503
Construction Materials — 0.64%
Ameron International Corp.	400	31,400
Louisiana-Pacific Corp.	2,500	51,250
Simpson Manufacturing Company, Inc.	1,300	43,316
Standex International Corp.	300	8,559
Universal Forest Products, Inc.	500	24,040

		158,565
Containers & Glass — 1.18%
Ball Corp.	200	11,072

Value Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Containers & Glass (continued)
Bemis Company, Inc.	2,300	$ 77,349
Greif, Inc., Class A	1,000	55,660
Sealed Air Corp.	1,200	38,760
Sonoco Products Company	2,500	108,250

		291,091
Correctional Facilities — 0.10%
Corrections Corp. of America *	400	25,920

Cosmetics & Toiletries — 1.01%
Alberto-Culver Company	3,800	94,392
Chattem, Inc. *	500	31,835
Estee Lauder Companies, Inc., Class A	1,300	61,490
International Flavors & Fragrances, Inc.	1,200	61,596

		249,313
Crude Petroleum & Natural Gas — 0.22%
Cimarex Energy Company	600	25,218
Pogo Producing Company	300	16,221
Unit Corp. *	200	12,322

		53,761
Domestic Oil — 0.14%
Houston Exploration Company *	300	18,012
Stone Energy Corp. *	500	16,315

		34,327
Drugs & Health Care — 0.16%
Molina Healthcare, Inc. *	1,200	38,364

Electrical Equipment — 0.26%
Anixter International, Inc. *	400	29,544
Baldor Electric Company	100	4,638
Hubbell, Inc., Class B	400	22,532
Littelfuse, Inc. *	200	8,016

		64,730
Electrical Utilities — 1.75%
Alliant Energy Corp.	700	30,240
CenterPoint Energy, Inc.	5,000	94,650
CMS Energy Corp.	600	10,950
Great Plains Energy, Inc.	500	15,560
IDACORP, Inc.	800	26,568
Northeast Utilities	700	21,287
NSTAR	1,300	45,279
OGE Energy Corp.	1,400	51,688
Pepco Holdings, Inc.	800	23,888
Pinnacle West Capital Corp.	700	32,501
Reliant Energy, Inc. *	1,900	48,678
Westar Energy, Inc.	1,200	31,812

		433,101
Electronics — 0.64%
Avnet, Inc. *	2,400	102,816
Mentor Graphics Corp. *	800	11,408
Synopsys, Inc. *	700	18,564
Technitrol, Inc.	400	10,536

The accompanying notes are an integral part of the portfolio of investments.
2

JOHN HANCOCK FUNDS III
PORTFOLIO OF INVESTMENTS — May 31, 2007 (Unaudited) — continued
(showing percentage of total net assets)

Value Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronics (continued)
Teleflex, Inc.	200	$ 16,060

		159,384
Energy — 0.34%
Energen Corp.	800	47,136
Energy East Corp.	1,500	36,255

		83,391
Financial Services — 2.76%
A.G. Edwards, Inc.	600	52,896
American Capital Strategies, Ltd.	1,900	92,017
AmeriCredit Corp. *	3,200	84,960
Delphi Financial Group, Inc.	1,200	51,528
Federal Agricultural Mortgage Corp., Class C	600	17,634
Fremont General Corp. (a)	3,200	42,400
IndyMac Bancorp, Inc. (a)	2,200	73,876
Interactive Data Corp.	400	11,612
Investors Financial Services Corp.	800	49,216
Irwin Financial Corp.	600	9,540
Jefferies Group, Inc.	100	3,064
Knight Capital Group, Inc. *	1,900	32,889
MCG Capital Corp.	1,400	24,696
MoneyGram International, Inc.	1,700	49,538
SEI Investments Company	1,400	86,422

		682,288
Food & Beverages — 3.98%
Chiquita Brands International, Inc.	800	14,672
Corn Products International, Inc.	1,300	53,339
Dean Foods Company *	700	22,932
Del Monte Foods Company	3,300	39,765
Hormel Foods Corp.	1,800	67,410
J.M. Smucker Company	1,600	92,320
M & F Worldwide Corp. *	300	20,487
McCormick & Company, Inc.	1,500	55,935
Performance Food Group Company *	3,100	110,050
Pilgrim's Pride Corp.	300	10,599
Ralcorp Holdings, Inc. *	900	52,344
Sanderson Farms, Inc.	900	38,691
Seaboard Corp.	4	8,872
Smithfield Foods, Inc. *	2,900	93,206
Tyson Foods, Inc., Class A	13,600	303,144

		983,766
Funeral Services — 0.15%
Service Corp. International	2,700	37,746

Furniture & Fixtures — 1.34%
American Woodmark Corp.	1,000	37,250
Ethan Allen Interiors, Inc.	2,000	72,620
Furniture Brands International, Inc. (a)	4,900	71,050
La-Z-Boy, Inc. (a)	2,900	34,104
Leggett & Platt, Inc.	4,800	117,456

		332,480

Value Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Gas & Pipeline Utilities — 0.31%
ONEOK, Inc.	1,200	$ 64,920
UGI Corp.	400	11,520

		76,440
Healthcare Products — 1.51%
CONMED Corp. *	400	12,524
Cytyc Corp. *	600	25,368
DENTSPLY International, Inc.	600	21,684
Hillenbrand Industries, Inc.	500	33,100
IDEXX Laboratories, Inc. *	700	61,803
Owens & Minor, Inc.	2,800	99,400
Patterson Companies, Inc. *	1,600	60,032
Respironics, Inc. *	600	26,490
Zoll Medical Corp. *	1,500	33,675

		374,076
Healthcare Services — 1.53%
AMERIGROUP Corp. *	2,100	53,550
Apria Healthcare Group, Inc. *	3,600	104,256
Kindred Healthcare, Inc. *	1,600	51,200
Lincare Holdings, Inc. *	2,500	100,225
Pediatrix Medical Group, Inc. *	1,200	69,144

		378,375
Homebuilders — 1.73%
Beazer Homes USA, Inc.	100	3,577
KB Home	2,400	110,136
M.D.C. Holdings, Inc.	2,800	152,152
M/I Homes, Inc.	2,200	63,316
Toll Brothers, Inc. *	3,400	99,722

		428,903
Hotels & Restaurants — 2.66%
Applebee's International, Inc.	2,200	57,640
Bob Evans Farms, Inc.	300	11,610
Brinker International, Inc.	2,700	86,292
CBRL Group, Inc.	1,800	80,892
CEC Entertainment, Inc. *	1,200	46,464
Jack in the Box, Inc. *	2,500	191,175
O'Charley's, Inc. *	1,200	27,108
OSI Restaurant Partners, Inc.	1,700	69,190
RARE Hospitality International, Inc. *	1,600	46,464
Ruby Tuesday, Inc.	1,500	41,355

		658,190
Household Products — 1.49%
Blyth, Inc.	4,400	120,736
Church & Dwight, Inc.	600	30,006
Energizer Holdings, Inc. *	1,700	168,402
Tupperware Brands Corp.	1,700	49,147

		368,291
Industrial Machinery — 0.78%
AGCO Corp. *	1,500	64,920
Cascade Corp.	200	13,620
NACCO Industries, Inc., Class A	200	34,000

The accompanying notes are an integral part of the portfolio of investments.
3

JOHN HANCOCK FUNDS III
PORTFOLIO OF INVESTMENTS — May 31, 2007 (Unaudited) — continued
(showing percentage of total net assets)

Value Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrial Machinery (continued)
Pall Corp.	1,000	$ 44,750
Robbins & Myers, Inc.	500	22,460
Tennant Company	400	13,008

		192,758
Industrials — 0.27%
Crane Company	1,300	56,797
Lawson Products, Inc.	300	11,049

		67,846
Insurance — 12.93%
Alfa Corp.	700	11,879
American Financial Group, Inc.	4,400	156,860
American National Insurance Company	200	28,788
Brown & Brown, Inc.	2,000	52,120
Commerce Group, Inc.	6,300	214,767
Donegal Group, Inc.	400	6,108
Erie Indemnity Company., Class A	1,400	77,952
FBL Financial Group, Inc., Class A	600	23,088
First American Corp.	4,600	246,330
Great American Financial Resources, Inc.	600	14,394
Harleysville Group, Inc.	300	9,078
HCC Insurance Holdings, Inc.	900	29,619
Hilb, Rogal and Hamilton Company	800	34,712
Kansas City Life Insurance Company	200	8,986
LandAmerica Financial Group, Inc. (a)	1,600	148,304
Markel Corp. *	200	98,600
Mercury General Corp.	2,000	112,180
National Western Life Insurance Company,
Class A *	200	50 372
Nationwide Financial Services, Inc., Class A	3,300	204,303
Odyssey Re Holdings Corp.	1,700	72,896
Ohio Casualty Corp.	1,300	55,978
Old Republic International Corp.	11,300	244,758
Philadelphia Consolidated Holding Corp. *	2,200	90,640
PMI Group, Inc.	4,800	237,312
Presidential Life Corp.	500	9,130
Protective Life Corp.	2,700	135,081
Radian Group, Inc.	2,400	148,560
Reinsurance Group of America, Inc.	3,400	212,908
RLI Corp.	200	11,490
Safety Insurance Group, Inc.	400	16,656
Selective Insurance Group, Inc.	1,400	38,318
Stancorp Financial Group, Inc.	2,000	101,720
Stewart Information Services Corp.	1,800	71,316
Transatlantic Holdings, Inc.	1,300	93,158
Triad Guaranty, Inc. *	1,700	75,803
Unitrin, Inc.	200	9,796
W.R. Berkley Corp.	1,000	32,940
Zenith National Insurance Corp.	200	9,674

		3,196,574
Investment Companies — 0.04%
KKR Financial Holdings LLC	400	10,712

Value Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Leisure Time — 0.68%
Brunswick Corp.	3,300	$ 113,619
Polaris Industries, Inc.	1,000	55,090

		168,709
Life Sciences — 0.34%
Pharmaceutical Product Development, Inc.	1,000	36,500
Waters Corp. *	800	48,240

		84,740
Liquor — 0.07%
Molson Coors Brewing Company, Class B	200	18,314

Manufacturing — 0.82%
Acuity Brands, Inc.	200	12,142
AptarGroup, Inc.	600	22,536
Lancaster Colony Corp.	600	26,286
Snap-on, Inc.	500	27,035
SPX Corp.	800	70,296
Stanley Works	700	44,261

		202,556
Medical-Hospitals — 0.72%
Lifepoint Hospitals, Inc. *	900	36,531
Tenet Healthcare Corp. *	7,900	54,905
Universal Health Services, Inc., Class B	1,400	86,506

		177,942
Metal & Metal Products — 0.54%
Mueller Industries, Inc.	1,700	59,483
Quanex Corp.	900	43,146
Reliance Steel & Aluminum Company	500	30,685

		133,314
Mobile Homes — 0.35%
Thor Industries, Inc.	2,000	87,160

Newspapers — 0.55%
Lee Enterprises, Inc.	900	22,608
The New York Times Company, Class A (a)	4,500	112,995

		135,603
Office Furnishings & Supplies — 0.85%
IKON Office Solutions, Inc.	3,300	48,081
OfficeMax, Inc.	2,100	94,290
United Stationers, Inc. *	1,000	67,090

		209,461
Paper — 0.23%
Rock-Tenn Company, Class A	700	24,444
Temple-Inland, Inc.	500	31,500

		55,944
Petroleum Services — 0.37%
Tesoro Petroleum Corp.	1,200	74,256
World Fuel Services Corp.	400	16,364

		90,620
Pharmaceuticals — 1.05%
Endo Pharmaceutical Holdings, Inc. *	300	10,596
King Pharmaceuticals, Inc. *	10,400	220,896

The accompanying notes are an integral part of the portfolio of investments.
4

JOHN HANCOCK FUNDS III
PORTFOLIO OF INVESTMENTS — May 31, 2007 (Unaudited) — continued
(showing percentage of total net assets)

Value Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
Watson Pharmaceuticals, Inc. *	900	$ 27,774

		259,266
Plastics — 0.08%
Spartech Corp.	700	18,760

Publishing — 0.49%
American Greetings Corp., Class A	500	13,105
Consolidated Graphics, Inc. *	400	29,040
Scholastic Corp. *	1,100	34,947
Valassis Communications, Inc. *	2,400	42,984

		120,076
Real Estate — 3.67%
American Home Mortgage Investment Corp.,
REIT (a)
Annaly Capital Management, Inc., REIT	9,300	143,592
Anthracite Capital, Inc., REIT	700	8,561
Anworth Mortgage Asset Corp., REIT	1,900	17,727
Apartment Investment & Management
Company, Class A, REIT
Entertainment Properties Trust, REIT	800	47,240
Health Care Property Investors, Inc., REIT	1,000	32,670
Impac Mortgage Holdings, Inc., REIT (a)	4,200	25,998
Inland Real Estate Corp., REIT	600	10,800
iStar Financial, Inc., REIT	2,200	105,666
Mack-California Realty Corp., REIT	200	9,658
MFA Mortgage Investments, Inc., REIT	1,900	14,288
Newcastle Investment Corp., REIT	1,800	53,388
Redwood Trust, Inc., REIT	2,400	128,616
Senior Housing Properties Trust, REIT	1,000	23,500
Thornburg Mortgage, Inc., REIT	5,700	158,061

		907,880
Retail Grocery — 2.49%
Ingles Markets, Inc.	1,900	67,811
Nash-Finch Company	1,800	84,690
Ruddick Corp.	1,900	59,451
Smart & Final, Inc. *	1,900	41,819
SUPERVALU, Inc.	6,900	328,716
Weis Markets, Inc.	800	34,304

		616,791
Retail Trade — 9.88%
99 Cents Only Stores *	1,600	22,464
Advance Auto Parts, Inc.	600	24,852
American Eagle Outfitters, Inc.	2,000	54,000
Big Lots, Inc. *	3,800	119,700
BJ's Wholesale Club, Inc. *	3,600	136,152
Borders Group, Inc.	1,000	22,290
Cash America International, Inc.	500	20,745
Chico's FAS, Inc. *	400	10,896
Dillard's, Inc., Class A	1,200	43,560
Dollar General Corp.	4,400	95,216
Dollar Tree Stores, Inc. *	9,000	380,790
Family Dollar Stores, Inc.	6,300	211,995

Value Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Retail Trade (continued)
Foot Locker, Inc.	3,900	$ 85,566
Fossil, Inc. *	3,900	121,719
Jo-Ann Stores, Inc. *	400	13,528
Longs Drug Stores Corp.	600	34,368
NBTY, Inc. *	3,600	189,108
Pacific Sunwear of California, Inc. *	2,500	49,725
RadioShack Corp.	3,300	112,662
Regis Corp.	2,200	87,714
Rent-A-Center, Inc. *	5,600	151,760
Rite Aid Corp. *	19,800	125,136
Ross Stores, Inc.	1,100	36,124
Saks, Inc. *	500	10,020
Sonic Automotive, Inc.	2,800	87,164
Talbots, Inc. (a)	1,600	34,800
The Buckle, Inc.	900	36,810
Tiffany & Company	800	42,056
Tween Brands, Inc. *	700	30,471
Williams-Sonoma, Inc.	100	3,389
Zale Corp. *	1,800	48,348

		2,443,128
Semiconductors — 0.33%
Novellus Systems, Inc. *	2,700	82,863

Software — 0.76%
BEA Systems, Inc. *	200	2,570
Citrix Systems, Inc. *	1,600	53,776
Compuware Corp. *	3,800	43,168
EPIQ Systems, Inc. *	600	15,840
Keane, Inc. *	1,800	25,542
Manhattan Associates, Inc. *	800	23,248
Sybase, Inc. *	1,000	24,060

		188,204
Steel — 0.13%
Worthington Industries, Inc.	1,500	31,665

Telecommunications Equipment &
Services — 0.68%
CT Communications, Inc.	1,900	59,641
Iowa Telecommunications Services, Inc.	600	13,494
Plantronics, Inc.	900	21,870
Polycom, Inc. *	2,300	72,956

		167,961
Telephone — 1.10%
Atlantic Tele-Network, Inc.	500	14,185
CenturyTel, Inc.	5,200	256,984

		271,169
Tires & Rubber — 0.63%
Cooper Tire & Rubber Company	600	14,442
Goodyear Tire & Rubber Company *	4,000	141,880

		156,322
Tobacco — 0.38%
Schweitzer Mauduit International, Inc.	400	12,016

The accompanying notes are an integral part of the portfolio of investments.
5

JOHN HANCOCK FUNDS III
PORTFOLIO OF INVESTMENTS — May 31, 2007 (Unaudited) — continued
(showing percentage of total net assets)

Value Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Tobacco (continued)
Universal Corp.	1,300	$ 82,641

		94,657
Toys, Amusements & Sporting Goods — 0.56%
Hasbro, Inc.	3,200	102,880
Jakks Pacific, Inc. *	500	13,135
Marvel Entertainment, Inc. *	800	22,088

		138,103
Transportation — 0.59%
Overseas Shipholding Group, Inc.	1,800	143,190
Saia, Inc. *	100	2,859

		146,049
Trucking & Freight — 0.76%
Arkansas Best Corp.	1,900	78,451
Ryder Systems, Inc.	900	48,528
Werner Enterprises, Inc.	600	11,598
YRC Worldwide, Inc. *	1,200	48,240

		186,817

TOTAL COMMON STOCKS (Cost $20,296,637)		$ 23,433,123

SHORT TERM INVESTMENTS — 3.35%
John Hancock Cash Investment Trust (c)	$ 828,134	$ 828,134

TOTAL SHORT TERM INVESTMENTS
(Cost $828,134)		$ 828,134

REPURCHASE AGREEMENTS — 4.88%
Repurchase Agreement with State
Street Corp. dated 05/31/2007 at
4.60% to be repurchased at
$1,206,154 on 06/01/2007,
collateralized by $1,270,000
Federal Home Loan Mortgage
Corp., 4.875% due 05/17/2017
(Valued at $1,233,424, including
interest)	$ 1,206,000	$ 1,206,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,206,000)		$ 1,206,000

Total Investments (Value Opportunities Fund)
(Cost $22,330,771) — 103.02%		$ 25,467,257
Liabilities in Excess of Other Assets — (3.02)%		(745,366)

TOTAL NET ASSETS — 100.00%		$ 24,721,891

Footnotes

Percentages are stated as a percent of net assets.

Key to Security Abbreviations and Legend
REIT	- Real Estate Investment Trust

*	Non-Income-Producing
(a)	All or a portion of this security was out on loan
(c)	Investment is an affiliate of the Trust's subadvisor

The accompanying notes are an integral part of the portfolio of investments.
6

JOHN HANCOCK FUNDS III-Value Opportunities Fund
Notes to Financial Statements (Unaudited)

The following is a summary of open futures contracts at May 31, 2007:
				Unrealized
				Appreciation
Open contracts	Number of Contracts	Position	Expiration Date	(Depreciation)

Russell 2000 E-Mini Index Futures	10	Long	Jun 2007	$32,538

				$32,538

At May 31, 2007, the value of securities loaned and Cash collateral was as follows:

Value of Securities Loaned			Value of Cash Collateral

$811,896			$828,134

At May 31, 2007, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation/(depreciation)
of investment securities for federal income tax purposes was as follows:

		Net Unrealized
Unrealized	Unrealized	Appreciation/
Appreciation	(Depreciation)	(Depreciation)

$3,546,654	($410,168)	$3,136,486

Notes to portfolio of investments

Security valuation

The net asset value of the common shares of the Fund is determined daily as of the close of the NYSE, normally at 4:00 p.m. Eastern time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the valuation provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

In deciding whether to make a fair value adjustment to the price of a security, the Board of Trustees or their designee may review a variety of factors, including developments in foreign markets, the performance of U.S. securities markets and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed, but the Fund is calculating the net asset value. In view of these factors, it is likely that a Fund investing significant amounts of assets in securities in foreign markets will be fair valued more frequently than a Fund investing significant amounts of assets in frequently traded, U.S. exchange listed securities of large-capitalization U.S. issuers.

For purposes of determining when fair value adjustments may be appropriate with respect to a Fund that invests in securities in foreign markets that close prior to the NYSE, the Fund will, on an ongoing basis, monitor for “significant market events.” A significant market event may be a certain percentage change in the value of an index or of certain Exchange Traded Funds that track foreign markets in which the Fund has significant investments. If a significant market event occurs due to a change in the value of the index or of Exchange Traded Funds, the pricing for a Fund that invests in foreign markets that have closed prior to the NYSE will promptly be reviewed and potential adjustments to the net asset value of the Fund will be recommended to the Trust’s Pricing Committee where applicable.

Fair value pricing of securities is intended to help ensure that the net asset value of the Fund’s shares reflects the value of the Fund’s securities as of the close of the NYSE (as opposed to a value which is no longer accurate as of such close), thus limiting the opportunity for aggressive traders to purchase shares of the Fund at deflated prices, reflecting stale security valuations, and to promptly sell such shares at a gain. However, a security’s valuation may differ depending on the method used for determining value and no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains.

Repurchase agreements

The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. The Fund will take constructive receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, the Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. The Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser. Collateral for certain tri-party repurchase agreements is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty.

Securities lending

The Fund may lend securities in amounts up to 331/3% of the Fund’s total assets. Such loans are callable at any time and are at all times fully secured by cash, cash equivalents or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities and marked-to-market on a daily basis. The Fund may bear the risk of delay in recovery of, or even of rights in, the securities loaned should the borrower of the securities fail financially. The Fund receives compensation for lending their securities either in the form of fees or by retaining a portion of interest on the investment of any cash received as collateral. The Fund invests the cash collateral received in connection with securities lending transactions in the John Hancock Cash Investment Trust (JHCIT), a Delaware common law trust and an affiliated fund. JHCIT is exempt from registration under Section 3(c)(7) of the 1940 Act (pursuant to exemptive order issued by the SEC) and is managed by the Adviser, for which the Adviser receives an investment advisory fee of 0.04% of the average daily net assets of the JHCIT.

All collateral received will be in an amount equal to at least 102% of the market value of the loaned securities and is intended to be maintained at that level during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund the next business day. During the loan period, the Fund continues to retain rights of ownership, including dividends and interest of the loaned securities.

Futures

The Fund may purchase and sell financial futures contracts and options on those contracts. The Fund invests in contracts based on financial instruments such as U.S. Treasury Bonds or Notes or on securities indices such as the Standard & Poor’s 500 Index (the S&P 500 Index), in order to hedge against a decline in the value of securities owned by the Fund.

Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for account of the broker (the Funds’ agent in acquiring the futures position). If the position is closed out by taking an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made, cash is required to be paid to or released by the broker, and the Fund realizes a gain or loss.

When the Fund sells a futures contract based on a financial instrument, the Fund becomes obligated to deliver that kind of instrument at an agreed upon date for a specified price. The Fund realizes a gain or loss depending on whether the price of an offsetting purchase is less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase. The Fund could be exposed to risks if it could not close out futures positions because of an illiquid secondary market or the inability of counterparties to meet the terms of their contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle†
James F. Carlin
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky
† Non-Independent Trustee
* Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Grantham, Mayo, Van Otterloo & Co. LLC
40 Rowes Wharf
Boston, MA 02110

Custodian
State Street Bank & Trust Co.
2 Avenue de Lafayette
Boston, MA 02111

Transfer agent
John Hancock Signature Services, Inc.
One John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Kirkpatrick & Lockhart Preston Gates Ellis LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. One John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives	**1-800-225-5291**
	EASI-Line	**1-800-338-8080**
	TDD line	**1-800-554-6713**

This report is for the information of the shareholders of John Hancock Value Opportunities Fund.

630Q1 5/07
7/07

John Hancock
MUTUAL FUNDS

John Hancock U.S. Core Fund

QUARTERLY PORTFOLIO HOLDINGS

5.31.2007

JOHN HANCOCK FUNDS III
PORTFOLIO OF INVESTMENTS — May 31, 2007 (Unaudited)
(showing percentage of total net assets)

U.S. Core Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS — 94.56%
Advertising — 0.16%
Omnicom Group, Inc.	400	$ 42,120

Aerospace — 1.26%
General Dynamics Corp.	400	32,096
Lockheed Martin Corp.	1,400	137,340
Northrop Grumman Corp.	500	37,805
Raytheon Company	600	33,360
United Technologies Corp.	1,200	84,660

		325,261
Agriculture — 0.03%
Archer-Daniels-Midland Company	200	7,008

Apparel & Textiles — 1.47%
Cintas Corp.	300	11,508
Coach, Inc. *	2,100	107,856
Jones Apparel Group, Inc.	700	20,846
Liz Claiborne, Inc.	600	20,814
Mohawk Industries, Inc. *	100	10,206
NIKE, Inc., Class B	1,700	96,475
VF Corp.	1,200	112,536

		380,241
Auto Parts — 0.35%
AutoZone, Inc. *	700	90,041

Auto Services — 0.19%
AutoNation, Inc. *	2,200	48,664

Automobiles — 1.24%
Ford Motor Company	10,500	87,570
General Motors Corp.	2,800	83,972
PACCAR, Inc.	1,700	148,291

		319,833
Banking — 2.82%
Bank of America Corp.	6,600	334,686
BB&T Corp.	1,200	50,532
Comerica, Inc.	1,000	62,830
Fifth Third Bancorp	1,000	42,360
First Horizon National Corp.	300	12,087
KeyCorp	400	14,244
National City Corp.	4,400	152,196
US Bancorp	1,800	62,244

		731,179
Broadcasting — 0.49%
CBS Corp., Class B	1,300	43,238
Liberty Media Corp. - Capital, Series A *	200	22,580
News Corp., Class A	2,800	61,852

		127,670
Building Materials & Construction — 0.35%
American Standard Companies, Inc.	900	53,802
Masco Corp.	1,200	36,252

		90,054
Business Services — 1.05%
Affiliated Computer Services, Inc., Class A *	400	23,340

U.S. Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Business Services (continued)
Computer Sciences Corp. *	200	$ 11,080
First Data Corp.	1,300	42,510
Fiserv, Inc. *	1,300	77,025
Manpower, Inc.	500	46,000
Moody's Corp.	500	34,825
Pitney Bowes, Inc.	800	38,200

		272,980
Cable and Television — 1.68%
Comcast Corp., Class A *	8,000	219,280
DIRECTV Group, Inc. *	3,700	86,432
Time Warner, Inc.	6,000	128,220

		433,932
Chemicals — 0.77%
Air Products & Chemicals, Inc.	200	15,598
Dow Chemical Company	1,000	45,380
E.I. Du Pont De Nemours & Company	1,100	57,552
Eastman Chemical Company	200	13,232
Lyondell Chemical Company	400	14,868
PPG Industries, Inc.	700	53,333

		199,963
Colleges & Universities — 0.06%
Apollo Group, Inc., Class A *	300	14,391

Computers & Business Equipment — 6.28%
CDW Corp.	900	76,626
Cisco Systems, Inc. *	18,100	487,252
Cognizant Technology Solutions Corp.,
Class A *	400	31,424
Dell, Inc. *	13,600	365,432
EMC Corp. *	1,500	25,335
Hewlett-Packard Company	1,700	77,707
International Business Machines Corp.	4,500	479,700
Lexmark International, Inc. *	1,600	83,088

		1,626,564
Construction Materials — 0.16%
Sherwin-Williams Company	600	40,584

Containers & Glass — 0.14%
Owens-Illinois, Inc. *	400	13,600
Pactiv Corp. *	700	23,779

		37,379
Cosmetics & Toiletries — 1.05%
Avon Products, Inc.	1,400	53,746
Colgate-Palmolive Company	300	20,088
Estee Lauder Companies, Inc., Class A	600	28,380
Kimberly-Clark Corp.	2,400	170,304

		272,518
Crude Petroleum & Natural Gas — 0.52%
Apache Corp.	200	16,150
Devon Energy Corp.	500	38,390
Marathon Oil Corp.	300	37,143

The accompanying notes are an integral part of the portfolio of investments.
1

JOHN HANCOCK FUNDS III
PORTFOLIO OF INVESTMENTS — May 31, 2007 (Unaudited) — continued
(showing percentage of total net assets)

U.S. Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Crude Petroleum & Natural Gas
(continued)
Occidental Petroleum Corp.	800	$ 43,976

		135,659
Drugs & Health Care — 0.16%
Wyeth	700	40,488
Electrical Equipment — 0.15%
Emerson Electric Company	800	38,760
Electrical Utilities — 0.66%
American Electric Power Company, Inc.	800	38,104
Entergy Corp.	700	79,030
The AES Corp. *	1,800	42,714
Xcel Energy, Inc.	500	11,475

		171,323
Electronics — 0.10%
Amphenol Corp., Class A	400	14,312
Avnet, Inc. *	300	12,852

		27,164
Financial Services — 7.43%
Citigroup, Inc.	21,400	1,166,086
Countrywide Financial Corp.	900	35,046
Federal Home Loan Mortgage Corp.	1,000	66,790
Federal National Mortgage Association	4,400	281,248
Goldman Sachs Group, Inc.	700	161,574
Morgan Stanley (c)	1,600	136,064
SEI Investments Company	200	12,346
The First Marblehead Corp.	200	7,452
Washington Mutual, Inc.	1,300	56,836

		1,923,442
Food & Beverages — 2.58%
Campbell Soup Company	600	23,820
ConAgra Foods, Inc.	2,300	58,650
General Mills, Inc.	400	24,496
H.J. Heinz Company	1,100	52,338
Kraft Foods, Inc., Class A	3,622	122,568
Pepsi Bottling Group, Inc.	700	24,493
Sara Lee Corp.	1,500	26,850
Sysco Corp.	3,000	99,360
The Coca-Cola Company	3,500	185,465
Tyson Foods, Inc., Class A	2,200	49,038

		667,078
Forest Products — 0.13%
Weyerhaeuser Company	400	32,784

Gas & Pipeline Utilities — 0.04%
NiSource, Inc.	500	11,105

Healthcare Products — 4.51%
Baxter International, Inc.	1,500	85,260
Becton, Dickinson & Company	800	61,000
Biomet, Inc.	600	26,172
C.R. Bard, Inc.	200	16,882
Johnson & Johnson	9,100	575,757

U.S. Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Healthcare Products (continued)
Patterson Companies, Inc. *	700	$ 26,264
Stryker Corp.	2,200	148,082
Zimmer Holdings, Inc. *	2,600	228,956

		1,168,373
Healthcare Services — 2.97%
Cardinal Health, Inc.	2,000	144,920
Express Scripts, Inc. *	1,000	102,100
Laboratory Corp. of America Holdings *	400	31,496
Lincare Holdings, Inc. *	400	16,036
McKesson Corp.	2,300	145,199
Quest Diagnostics, Inc.	1,800	88,236
UnitedHealth Group, Inc.	4,400	240,988

		768,975
Holdings Companies/Conglomerates — 0.08%
Textron, Inc.	200	21,460

Homebuilders — 0.20%
Centex Corp.	500	24,180
KB Home	100	4,589
Lennar Corp., Class A	200	9,130
Toll Brothers, Inc. *	500	14,665

		52,564
Hotels & Restaurants — 1.58%
Marriott International, Inc., Class A	1,600	73,680
McDonald's Corp.	3,400	171,870
Starbucks Corp. *	3,100	89,311
Yum! Brands, Inc.	1,100	74,492

		409,353
Household Products — 0.13%
Energizer Holdings, Inc. *	200	19,812
The Clorox Company	200	13,428

		33,240
Industrial Machinery — 0.35%
Cummins, Inc.	200	18,846
Deere & Company	300	36,141
W.W. Grainger, Inc.	400	35,220

		90,207
Insurance — 5.41%
Aetna, Inc.	600	31,758
AFLAC, Inc.	1,800	95,148
Allstate Corp.	5,100	313,650
Ambac Financial Group, Inc.	600	53,766
American International Group, Inc.	3,000	217,020
Brown & Brown, Inc.	400	10,424
Chubb Corp.	400	21,948
CIGNA Corp.	300	50,289
First American Corp.	300	16,065
Hartford Financial Services Group, Inc.	200	20,634
Lincoln National Corp.	200	14,500
MBIA, Inc.	700	46,585
MetLife, Inc.	500	34,000

The accompanying notes are an integral part of the portfolio of investments.
2

JOHN HANCOCK FUNDS III
PORTFOLIO OF INVESTMENTS — May 31, 2007 (Unaudited) — continued
(showing percentage of total net assets)

U.S. Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
MGIC Investment Corp.	500	$ 32,500
Old Republic International Corp.	1,100	23,826
PMI Group, Inc.	800	39,552
Progressive Corp.	2,100	48,405
Prudential Financial, Inc.	200	20,404
Radian Group, Inc.	500	30,950
SAFECO Corp.	600	37,650
The Travelers Companies, Inc.	2,300	124,591
Torchmark Corp.	500	35,055
Transatlantic Holdings, Inc.	200	14,332
UnumProvident Corp.	1,700	45,118
W.R. Berkley Corp.	700	23,058

		1,401,228
International Oil — 8.40%
Anadarko Petroleum Corp.	900	44,685
Chevron Corp.	5,100	415,599
ConocoPhillips	1,500	116,145
Exxon Mobil Corp.	19,200	1,596,864

		2,173,293
Internet Software — 0.06%
McAfee, Inc. *	400	14,704

Leisure Time — 0.43%
International Game Technology	100	4,019
The Walt Disney Company	3,000	106,320

		110,339
Life Sciences — 0.14%
Waters Corp. *	600	36,180

Liquor — 0.87%
Anheuser-Busch Companies, Inc.	4,200	224,028

Manufacturing — 1.67%
Danaher Corp.	2,000	147,000
Eaton Corp.	200	18,748
Harley-Davidson, Inc.	2,900	177,161
Illinois Tool Works, Inc.	1,700	89,624

		432,533
Medical-Hospitals — 0.08%
Manor Care, Inc.	300	20,400

Metal & Metal Products — 0.05%
Precision Castparts Corp.	100	11,956

Paper — 0.01%
International Paper Company	100	3,917

Pharmaceuticals — 10.22%
Abbott Laboratories	2,500	140,875
AmerisourceBergen Corp.	1,900	97,318
Barr Pharmaceuticals, Inc. *	300	15,996
Bristol-Myers Squibb Company	1,400	42,434
Forest Laboratories, Inc. *	4,400	223,124
King Pharmaceuticals, Inc. *	1,100	23,364
Merck & Company, Inc.	18,000	944,100

U.S. Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
Pfizer, Inc.	38,500	$ 1,058,365
Schering-Plough Corp.	3,000	98,220

		2,643,796
Publishing — 0.87%
Gannett Company, Inc.	2,600	152,932
McGraw-Hill Companies, Inc.	600	42,186
Tribune Company (a)	900	28,980

		224,098
Railroads & Equipment — 0.02%
CSX Corp.	100	4,544

Retail Grocery — 1.00%
Safeway, Inc.	3,100	106,888
SUPERVALU, Inc.	600	28,584
The Kroger Company	4,100	124,312

		259,784
Retail Trade — 12.46%
Abercrombie & Fitch Company, Class A	400	33,060
American Eagle Outfitters, Inc.	2,250	60,750
Bed Bath & Beyond, Inc. *	2,200	89,452
Best Buy Company, Inc.	400	19,316
CarMax, Inc. *	800	19,200
Costco Wholesale Corp.	700	39,529
Dollar General Corp.	1,500	32,460
Family Dollar Stores, Inc.	1,600	53,840
Foot Locker, Inc.	1,000	21,940
Gap, Inc.	1,200	22,224
Home Depot, Inc.	15,800	614,146
J.C. Penney Company, Inc.	200	16,096
Kohl's Corp. *	3,700	278,684
Limited Brands, Inc.	1,800	47,250
Lowe's Companies, Inc.	11,600	380,712
Nordstrom, Inc.	800	41,544
PetSmart, Inc.	800	27,376
Ross Stores, Inc.	400	13,136
Sears Holdings Corp. *	200	36,004
Staples, Inc.	4,200	105,252
Target Corp.	2,800	174,804
The TJX Companies, Inc.	2,100	58,737
Tiffany & Company	400	21,028
Walgreen Company	2,200	99,286
Wal-Mart Stores, Inc.	19,300	918,680

		3,224,506
Sanitary Services — 0.22%
Ecolab, Inc.	600	25,890
Waste Management, Inc.	800	30,936

		56,826
Semiconductors — 0.87%
Intel Corp.	9,000	199,530
Novellus Systems, Inc. *	800	24,552

		224,082

The accompanying notes are an integral part of the portfolio of investments.
3

JOHN HANCOCK FUNDS III
PORTFOLIO OF INVESTMENTS — May 31, 2007 (Unaudited) — continued
(showing percentage of total net assets)

U.S. Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software — 3.52%
Adobe Systems, Inc. *	300	$ 13,224
BMC Software, Inc. *	400	13,256
Citrix Systems, Inc. *	100	3,361
Intuit, Inc. *	600	18,300
Microsoft Corp.	21,200	650,204
Oracle Corp. *	11,000	213,180

		911,525
Telecommunications Equipment &
Services — 0.06%
Avaya, Inc. *	1,000	16,000

Telephone — 5.20%
AT&T, Inc.	20,375	842,303
CenturyTel, Inc.	600	29,652
Verizon Communications, Inc.	10,900	474,477

		1,346,432
Tires & Rubber — 0.14%
Goodyear Tire & Rubber Company *	1,000	35,470

Tobacco — 0.53%
Altria Group, Inc.	700	49,770
Reynolds American, Inc.	200	13,008
UST, Inc.	1,400	74,746

		137,524
Toys, Amusements & Sporting Goods — 0.38%
Hasbro, Inc.	800	25,720
Mattel, Inc.	2,600	72,826

		98,546
Transportation — 0.12%
C.H. Robinson Worldwide, Inc.	400	21,672
Expeditors International of Washington, Inc.	200	8,732

		30,404
Trucking & Freight — 0.69%
FedEx Corp.	1,600	178,592

TOTAL COMMON STOCKS (Cost $21,614,834)		$ 24,473,064

SHORT TERM INVESTMENTS — 0.12%
John Hancock Cash Investment Trust (c)	$ 29,606	$ 29,606

TOTAL SHORT TERM INVESTMENTS
(Cost $29,606)		$ 29,606

REPURCHASE AGREEMENTS — 4.59%
Repurchase Agreement with State
Street Corp. dated 05/31/2007 at
4.60% to be repurchased at
$1,189,152 on 06/01/2007,
collateralized by $1,205,000
Federal National Mortgage
Association, 6.00% due
12/02/2021 (Valued at $1,215,484,
including interest)	$ 1,189,000	$ 1,189,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,189,000)		$ 1,189,000

Total Investments (U.S. Core Fund)
(Cost $22,833,440) — 99.27%	$ 25,691,670
Other Assets in Excess of Liabilities — 0.73%	188,525

TOTAL NET ASSETS — 100.00%	$ 25,880,195

Footnotes

Percentages are stated as a percent of net assets.

Key to Legend
*	Non-Income-Producing
(a)	All or a portion of this security was out on loan
(c)	Investment is an affiliate of the Trust's subadvisor

The accompanying notes are an integral part of the portfolio of investments.
4

JOHN HANCOCK FUNDS III - U.S. Core Fund
Notes to Financial Statements (Unaudited)

The following is a summary of open futures contracts at May 31, 2007:
				Unrealized
				Appreciation
Open contracts	Number of Contracts	Position	Expiration Date	(Depreciation)

S&P Mini 500 Index Futures	11	Long	Jun 2007	$29,117

				$29,117

At May 31, 2007, the value of securities loaned and Cash collateral was as follows:

Value of Securities Loaned	Value of Cash Collateral

$29,025	$29,606

At May 31, 2007, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation/(depreciation) of investment securities for federal income tax purposes was as follows:

		Net Unrealized
Unrealized	Unrealized	Appreciation/
Appreciation	(Depreciation)	(Depreciation)

$2,994,269	($136,039)	$2,858,230

Notes to portfolio of investments

Security valuation

The net asset value of the common shares of the Fund is determined daily as of the close of the NYSE, normally at 4:00 p.m. Eastern time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the valuation provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

In deciding whether to make a fair value adjustment to the price of a security, the Board of Trustees or their designee may review a variety of factors, including developments in foreign markets, the performance of U.S. securities markets and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed, but the Fund is calculating the net asset value. In view of these factors, it is likely that a Fund investing significant amounts of assets in securities in foreign markets will be fair valued more frequently than a Fund investing significant amounts of assets in frequently traded, U.S. exchange listed securities of large-capitalization U.S. issuers.

For purposes of determining when fair value adjustments may be appropriate with respect to a Fund that invests in securities in foreign markets that close prior to the NYSE, the Fund will, on an ongoing basis, monitor for “significant market events.” A significant market event may be a certain percentage change in the value of an index or of certain Exchange Traded Funds that track foreign markets in which the Fund has significant investments. If a significant market event occurs due to a change in the value of the index or of Exchange Traded Funds, the pricing for a Fund that invests in foreign markets that have closed prior to the NYSE will promptly be reviewed and potential adjustments to the net asset value of the Fund will be recommended to the Trust’s Pricing Committee where applicable.

Fair value pricing of securities is intended to help ensure that the net asset value of the Fund’s shares reflects the value of the Fund’s securities as of the close of the NYSE (as opposed to a value which is no longer accurate as of such close), thus limiting the opportunity for aggressive traders to purchase shares of the Fund at deflated prices, reflecting stale security valuations, and to promptly sell such shares at a gain. However, a security’s valuation may differ depending on the method used for determining value and no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains.

Securities lending

The Fund may lend securities in amounts up to 331/3% of the Fund’s total assets. Such loans are callable at any time and are at all times fully secured by cash, cash equivalents or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities and marked-to-market on a daily basis. The Fund may bear the risk of delay in recovery of, or even of rights in, the securities loaned should the borrower of the securities fail financially. The Fund receives compensation for lending their securities either in the form of fees or by retaining a portion of interest on the investment of any cash received as collateral. The Fund invests the cash collateral received in connection with securities lending transactions in the John Hancock Cash Investment Trust (JHCIT), a Delaware common law trust and an affiliated fund. JHCIT is exempt from registration under Section 3(c)(7) of the 1940 Act (pursuant to exemptive order issued by the SEC) and is managed by the Adviser, for which the Adviser receives an investment advisory fee of 0.04% of the average daily net assets of the JHCIT.

All collateral received will be in an amount equal to at least 102% of the market value of the loaned securities and is intended to be maintained at that level during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund the next business day. During the loan period, the Fund continues to retain rights of ownership, including dividends and interest of the loaned securities.

Repurchase agreements

The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. The Fund will take constructive receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, the Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. The Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser. Collateral for certain tri-party repurchase agreements is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty.

Futures

The Fund may purchase and sell financial futures contracts and options on those contracts. The Fund invests in contracts based on financial instruments such as U.S. Treasury Bonds or Notes or on securities indices such as the Standard & Poor’s 500 Index (the S&P 500 Index), in order to hedge against a decline in the value of securities owned by the Fund.

Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for account of the broker (the Funds’ agent in acquiring the futures position). If the position is closed out by taking an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made, cash is required to be paid to or released by the broker, and the Fund realizes a gain or loss.

When the Fund sells a futures contract based on a financial instrument, the Fund becomes obligated to deliver that kind of instrument at an agreed upon date for a specified price. The Fund realizes a gain or loss depending on whether the price of an offsetting purchase is less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase. The Fund could be exposed to risks if it could not close out futures positions because of an illiquid secondary market or the inability of counterparties to meet the terms of their contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle†
James F. Carlin
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Grantham, Mayo, Van Otterloo & Co. LLC
40 Rowes Wharf
Boston, MA 02110

Custodian
State Street Bank & Trust Co.
2 Avenue de Lafayette
Boston, MA 02111

Transfer agent
John Hancock Signature Services, Inc.
One John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Kirkpatrick & Lockhart Preston Gates Ellis LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. One John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock U.S. Core Fund.

650Q1 5/07
7/07

John Hancock
MUTUAL FUNDS

John Hancock International Core Fund

QUARTERLY PORTFOLIO HOLDINGS

5.31.2007

JOHN HANCOCK FUNDS III

PORTFOLIO OF INVESTMENTS — May 31, 2007 (Unaudited)
(showing percentage of total net assets)

International Core Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS — 94.14%
Australia — 2.52%
Amcor, Ltd.	194,168	$ 1,194,837
AMP, Ltd.	74,739	624,966
Australia and New Zealand
Banking Group, Ltd.	139,547	3,328,692
BHP Billiton, Ltd.	76,533	1,995,862
Commonwealth Bank of Australia, Ltd.	52,504	2,405,803
CSL, Ltd.	33,154	2,445,464
Foster's Group, Ltd.	199,357	1,048,689
Investa Property Group, Ltd.	574,159	1,472,149
Macquarie Bank, Ltd. (a)	25,707	1,862,573
Mirvac Group, Ltd.	487,145	2,316,776
Qantas Airways, Ltd., ADR	300,772	1,417,980
QBE Insurance Group, Ltd.	87,568	2,261,186
Rio Tinto, Ltd. (a)	58,126	4,589,335
Stockland Company, Ltd.	199,266	1,456,946
Suncorp-Metway, Ltd.	164,222	2,874,120
Telstra Corp., Ltd.	659,574	2,651,293
Westpac Banking Corp., Ltd.	71,064	1,531,729
Woolworths, Ltd.	153,635	3,495,736
Zinifex, Ltd.	165,755	2,412,888

		41,387,024
Austria — 0.37%
Austrian Airlines AG *	244	3,611
Bohler Uddeholm AG	6,191	601,813
OMV AG (a)	27,834	1,847,098
Voestalpine AG	49,032	3,559,219

		6,011,741
Belgium — 1.44%
Bekaert SA	47	6,715
Belgacom SA	40,944	1,862,253
Colruyt SA	3,066	715,277
Delhaize Group (a)	21,021	2,006,643
Dexia (a)	192,457	6,180,011
Fortis Group SA (a)	195,520	8,122,162
Interbrew	20,080	1,691,261
Solvay SA	8,778	1,401,091
UCB SA	29,180	1,705,604

		23,691,017
Bermuda — 0.30%
Credicorp, Ltd., ADR	25,500	1,486,140
Esprit Holdings, Ltd.	179,000	2,203,976
Noble Group, Ltd.	518,361	494,371
Ship Finance International, Ltd.	1,195	37,129
Yue Yuen Industrial Holdings, Ltd.	201,218	668,665

		4,890,281
Brazil — 0.18%
Companhia Vale Do Rio Doce, ADR *	30,900	1,404,405
Unibanco - Uniao De Bancos
Brasileiros SA, ADR *	13,300	1,493,723

		2,898,128

International Core Fund (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada — 2.58%
AUR Resources, Inc.	32,100	$ 895,716
BCE, Inc.	69,288	2,555,647
Canadian Imperial Bank of Commerce	84,470	8,104,415
Canadian Natural Resources, Ltd.	98,737	6,559,399
EnCana Corp.	121,897	7,462,361
HudBay Minerals, Inc. *	35,600	821,385
Inmet Mining Corp.	12,200	869,653
Magna International, Inc.	11,800	1,047,786
National Bank of Canada	50,665	3,079,860
Potash Corp. of Saskatchewan, Inc.	30,600	2,169,252
Research In Motion, Ltd. *	27,700	4,589,228
Rogers Communications, Inc., Class B	72,300	2,996,454
Teck Cominco, Ltd.	31,600	1,334,754

		42,485,910
Cayman Islands — 0.05%
Foxconn International Holdings, Ltd. *	284,000	883,749
Denmark — 0.35%
A P Moller - Maersk AS, Series A	121	1,439,982
A P Moller - Maersk AS	1	12,207
Danske Bank AS	25,519	1,111,776
FLS Industries AS, B Shares	38,450	3,124,605

		5,688,570
Finland — 1.81%
Amer Sport Oyj (a)	24,700	564,871
Elcoteq SE	14,700	124,188
Kesko Oyj	40,267	2,782,672
Metra Oyj, B Shares	19,800	1,312,620
Neste Oil Oyj (a)	30,900	1,167,236
Nokia AB Oyj	321,135	8,791,343
OKO Bank - A Shares	33,400	673,970
Oriola-KD Oyj	1,300	5,754
Outokumpu Oyj	91,904	3,293,607
Outotec Oyj	31,714	1,574,275
Rautaruukki Oyj	81,209	5,025,336
Sampo Oyj, A Shares	140,604	4,446,860

		29,762,732
France — 10.35%
Accor SA	24,709	2,297,202
Air France KLM	50,858	2,596,416
Alstom RGPT *	28,661	4,538,067
Arkema *	187	12,254
BNP Paribas SA	181,615	22,032,567
Carrefour SA	48,225	3,513,614
Casino Guich-Perrachon SA (a)	34,335	3,632,317
Compagnie de Saint-Gobain SA	48,722	5,341,123
Compagnie Generale des Etablissements
Michelin, Class B	30,545	4,000,588
Credit Agricole SA (a)	160,184	6,611,159
Groupe Danone SA	22,928	3,591,156
Lafarge SA	25,784	4,461,305
L'Oreal SA	12,570	1,493,135

The accompanying notes are an integral part of the portfolio of investments.
1

JOHN HANCOCK FUNDS III

PORTFOLIO OF INVESTMENTS — May 31, 2007 (Unaudited) — continued
(showing percentage of total net assets)

International Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
France (continued)
Pernod-Ricard SA	7	$ 1,538
Pinault-Printemps-Redoute SA (a)	6,688	1,220,538
PSA Peugeot Citroen SA (a)	95,313	7,550,867
Publicis Groupe SA	11,247	509,882
Renault Regie Nationale SA	88,641	12,669,712
Sanofi-Aventis SA (a)	235,264	22,679,602
Societe Generale	7,251	1,412,341
Suez SA	52,175	3,000,556
Total SA	623,132	46,943,042
Unibail (a)	7,326	2,101,742
Veolia Environnement SA	45,235	3,785,020
Vinci SA, ADR	52,442	4,148,200

		170,143,943
Germany — 7.84%
Adidas-Salomon AG	12,832	818,921
Allianz AG	42,572	9,449,551
Altana AG	74,424	1,816,157
BASF AG	56,725	7,023,511
Bayerische Motoren Werke (BMW) AG (a)	89,416	5,986,680
DaimlerChrysler AG	43,665	4,003,156
Deutsche Bank AG (a)	103,964	15,812,302
Deutsche Boerse AG	13,914	3,292,838
Deutsche Lufthansa AG	120,027	3,476,371
Deutsche Post AG	132,636	4,218,053
Deutsche Postbank AG (a)	3,672	327,556
Fresenius AG (a)	35,241	2,778,581
Heidelberger Druckmaschinen AG	214	10,537
Henkel KGaA	5,400	763,120
Henkel KGaA	13,089	2,036,187
Infineon Technologies AG * (a)	181,341	2,810,293
IVG Immobilien AG	27,456	1,187,467
KarstadtQuelle AG *	24,188	865,535
MAN AG	47,990	6,961,996
Metro AG	22,256	1,799,687
Muenchener Rueckversicherungs-
Gesellschaft AG	83,522	15,718,886
Salzgitter AG (a)	26,934	5,161,387
Solarworld AG	15,846	1,447,413
Stada Arzneimittel AG (a)	24,640	1,591,386
Suedzucker AG (a)	71,197	1,546,811
Thyssen Krupp AG	237,832	13,891,952
TUI AG *	114,133	3,101,457
United Internet AG	79,068	1,554,011
Volkswagen AG (a)	62,476	9,479,533

		128,931,335
Hong Kong — 1.22%
Bank of East Asia, Ltd.	585,600	3,412,063
BOC Hong Kong Holdings, Ltd.	868,000	2,067,461
China Coal Energy Company, H Shares *	1,183,000	1,514,919
China Communications
Construction Company , Ltd.	1,598,000	2,177,323

International Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
CLP Holdings, Ltd.	533,404	$ 3,756,847
Hong Kong Electric Holdings, Ltd.	352,354	1,820,653
Hong Kong Exchange & Clearing, Ltd.	256,500	2,860,949
Nine Dragons Paper Holdings, Ltd.	389,000	809,981
Pacific Basin Shipping, Ltd.	1,471,000	1,571,026

		19,991,222
India — 0.03%
Infosys Technologies, Ltd., ADR	11,600	571,300
Ireland — 1.37%
Allied Irish Banks PLC	58,505	1,764,541
Anglo Irish Bank Corp. PLC	75,582	1,774,259
Bank of Ireland	113,392	2,442,176
C&C Group PLC	71,155	1,184,072
CRH PLC	122,165	5,932,765
DCC PLC	30,714	1,061,873
Depfa Bank PLC	250,133	4,609,934
Kerry Group PLC	34,358	1,005,287
Kingspan Group PLC	94,500	2,815,845

		22,590,752
Italy — 3.59%
Banco Popolare Di Verona e Novara SpA (a)	27,044	821,482
Benetton Group SpA	48,523	817,250
Enel SpA	807,411	9,183,567
Eni SpA	1,054,272	37,271,870
Fiat SpA - RNC	39,512	1,006,196
Fiat SpA (a)	165,715	4,743,912
Fondiaria-Sai SpA	20,600	831,365
Intesa Sanpaolo	157,858	1,204,073
Italcementi SpA	36,738	751,706
UniCredito Italiano SpA	262,456	2,462,657

		59,094,078
Japan — 21.59%
Acom Company, Ltd. (a)	22,400	871,903
Aderans Company, Ltd. (a)	12,565	259,503
Alps Electric Company, Ltd. (a)	43,246	421,895
Astellas Pharmaceuticals, Inc.	62,400	2,761,946
Canon, Inc.	227,800	13,393,948
Central Japan Railway Company, Ltd.	148	1,519,195
Chubu Electric Power Company, Inc.	163,099	4,634,141
Chugai Pharmaceutical Company, Ltd.	63,000	1,285,609
Cosmo Oil Company, Ltd.	143,000	685,789
Daiei, Inc. * (a)	90,758	973,352
Daiichi Sankyo Company, Ltd.	167,753	4,601,068
Daikyo, Inc.	294,888	1,411,782
Daito Trust Construction Company, Ltd. (a)	100	5,297
Eisai Company, Ltd.	56,280	2,615,847
Elpida Memory, Inc. * (a)	32,000	1,311,271
Fanuc, Ltd.	13,500	1,288,195
Fuji Heavy Industries, Ltd.	340,116	1,633,897
Fuji Photo Film Company, Ltd.	92,300	3,820,094
Haseko Corp. * (a)	779,847	2,420,712

The accompanying notes are an integral part of the portfolio of investments.
2

JOHN HANCOCK FUNDS III

PORTFOLIO OF INVESTMENTS — May 31, 2007 (Unaudited) — continued
(showing percentage of total net assets)

International Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Hokkaido Electric Power Company, Inc.	66,699	$ 1,588,397
Hokuhoku Financial Group, Inc.	2,000	6,865
Honda Motor Company, Ltd.	738,112	25,942,265
Isuzu Motors, Ltd.	439,542	2,140,410
Itochu Corp.	816,047	8,905,986
Japan Real Estate Investment Corp.	95	1,310,614
Japan Tobacco, Inc.	977	5,086,578
JFE Holdings, Inc.	93,000	5,651,406
Kansai Electric Power Company, Ltd.	167,700	4,214,018
Kao Corp. (a)	95,050	2,630,413
Kawasaki Kisen Kaisha, Ltd. (a)	593,000	7,182,714
Komatsu, Ltd.	33,400	885,913
Konami Corp.	51,323	1,194,832
Konica Minolta Holdings, Inc.	111,500	1,515,356
Kyocera Corp.	27,300	2,681,240
Kyushu Electric Power Company, Inc.	87,580	2,373,344
Marubeni Corp.	992,824	6,938,150
Mazda Motor Corp.	295,488	1,635,466
Mediceo Holdings Company, Ltd.	34,700	551,667
Mitsubishi Corp. (a)	506,395	12,329,798
Mitsubishi Electric Corp.	62,000	566,668
Mitsubishi Estate Company, Ltd. (a)	169,404	5,202,800
Mitsubishi Heavy Industries, Ltd. (a)	393,000	2,384,948
Mitsui & Company, Ltd.	453,560	8,938,978
Mitsui Engineering & Shipbuilding
Company, Ltd.	298,000	1,556,379
Mitsui Fudosan Company, Ltd.	53,000	1,666,927
Mitsui O.S.K. Lines, Ltd. (a)	399,000	5,465,260
Mitsui Trust Holdings, Inc.	601,553	5,572,176
Mitsumi Electric Company, Ltd.	57,000	1,802,094
Murata Manufacturing Company, Ltd.	29,600	2,090,413
NGK Insulators, Ltd.	69,000	1,612,030
Nidec Corp.	100	6,036
Nikon Corp.	69,227	1,750,927
Nintendo Company, Ltd.	31,100	10,866,803
Nippon Building Fund, Inc.	188	3,041,347
Nippon Electric Glass Company, Ltd.	55,500	885,539
Nippon Mining Holdings, Inc.	500	4,393
Nippon Oil Corp.	703,000	5,969,222
Nippon Steel Corp. (a)	1,245,000	8,700,431
Nippon Telegraph & Telephone Corp.	1,269	5,971,152
Nippon Yakin Kogyo Company, Ltd. (a)	165,000	1,976,884
Nippon Yusen Kabushiki Kaisha (a)	503,000	4,638,629
Nissan Motor Company, Ltd. (a)	1,125,900	12,518,732
Nomura Holdings, Inc.	65,200	1,333,180
Nomura Research Institute, Ltd.	40,700	1,089,567
NTT Data Corp. (a)	307	1,464,726
NTT DoCoMo, Inc.	5,150	8,754,260
Orix Corp.	2,420	647,851
Osaka Gas Company, Ltd.	1,116,120	4,151,939
Pacific Metals Company, Ltd. (a)	158,000	2,964,730
Pioneer Electronic Corp. (a)	80,900	1,151,301

International Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Resona Holdings, Inc. (a)	2,684	$ 6,678,317
Ricoh Company, Ltd.	315,000	6,854,855
Seven & I Holdings Company, Ltd.	93,600	2,705,580
Shin-Etsu Chemical Company, Ltd.	37,400	2,506,130
Shinko Securities Company, Ltd.	196,000	994,687
Showa Shell Sekiyu K.K.	52,000	629,423
SOFTBANK Corp. (a)	62,300	1,373,644
Sojitz Holdings Corp. * (a)	654,700	2,844,067
Sumco Corp. (a)	96,300	4,634,104
Sumitomo Corp.	282,596	5,128,616
Sumitomo Heavy Industries, Ltd.	125,000	1,419,626
Sumitomo Light Metal Industries, Ltd. (a)	217,000	502,517
Sumitomo Realty &
Development Company, Ltd.	84,000	3,173,065
Taisho Pharmaceuticals Company, Ltd.	44,790	864,352
Takeda Pharmaceutical Company, Ltd. (a)	321,789	21,589,129
Takefuji Corp. (a)	36,990	1,363,869
Teijin, Ltd.	1,000	5,338
Terumo Corp.	44,500	1,739,437
The Japan Steel Works, Ltd.	166,000	2,371,915
The Tokyo Electric Power Company, Ltd.	160,939	5,352,519
Toho Titanium Company, Ltd. (a)	26,700	1,076,551
Tohoku Electric Power Company, Inc.	79,100	1,831,755
Tokuyama Corp.	65,000	835,886
Tokyo Electron, Ltd.	35,700	2,565,182
Tokyo Gas Company, Ltd.	469,397	2,312,775
Tokyo Steel Manufacturing Company, Ltd. (a)	77,300	1,198,459
Tokyu Land Corp.	164,000	2,025,506
TonenGeneral Sekiyu K.K. (a)	121,133	1,229,484
Toyo Tire & Rubber Company, Ltd. (a)	53,812	247,020
Toyota Motor Corp.	225,000	13,487,990
Ube Industries, Ltd.	2,282	6,952

		354,975,948
Mexico — 0.18%
America Movil SA de CV, Series L, ADR	30,400	1,840,720
Fomento Economico Mexicano SA de CV,
SADR	26,100	1,039,824

		2,880,544
Netherlands — 7.01%
ABN AMRO Holdings NV	597,495	28,638,696
Aegon NV	475,478	9,748,068
Akzo Nobel NV	38,954	3,178,235
CSM NV	31,180	1,139,224
DSM NV	34,775	1,727,158
Heineken Holding NV	28,268	1,430,216
Heineken NV	138,273	8,054,312
ING Groep NV	617,133	27,487,871
Koninklijke (Royal) KPN NV	102,079	1,731,628
Koninklijke Ahold NV *	255,619	3,187,690
Koninklijke BAM Groep NV	53,506	1,590,015
Koninklijke Philips Electronics NV	8,400	356,328

The accompanying notes are an integral part of the portfolio of investments.
3

JOHN HANCOCK FUNDS III

PORTFOLIO OF INVESTMENTS — May 31, 2007 (Unaudited) — continued
(showing percentage of total net assets)

International Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Netherlands (continued)
Mittal Steel Company NV (a)	283,743	$ 17,035,512
Oce NV (a)	37,046	731,595
Reed Elsevier NV	253,329	5,043,706
Stork NV	12,001	634,150
TNT Post Group NV	59,827	2,644,648
Wereldhave NV (a)	6,280	924,821

		115,283,873
Norway — 0.61%
Acergy SA	77,200	1,738,048
Renewable Energy Corp AS *	103,200	3,263,011
Statoil ASA	62,968	1,717,318
Telenor ASA	69,400	1,347,032
TGS Nopec Geophysical Company ASA *	33,300	702,846
Yara International ASA	46,200	1,336,487

		10,104,742
Singapore — 2.02%
Ascendas., REIT *	376,000	690,179
City Developments, Ltd.	307,000	3,389,163
ComfortDelGro Corp., Ltd.	8,000	11,497
Cosco Corp. Singapore, Ltd.	908,600	1,566,910
DBS Group Holdings, Ltd.	507,231	7,919,013
Keppel Corp., Ltd. *	338,000	2,406,637
Keppel Land, Ltd. (a)	307,538	1,838,177
K-REIT Asia *	46,908	87,635
MobileOne, Ltd.	5,400	7,972
Neptune Orient Lines, Ltd.	577,488	1,705,096
Oversea-Chinese Banking Corp., Ltd.	358,000	2,198,256
SembCorp Industries, Ltd.	396,802	1,425,620
SembCorp Marine, Ltd.	293,267	865,902
Singapore Exchange, Ltd. (a)	314,000	1,528,105
Singapore Press Holdings, Ltd.	2,000	5,722
Singapore Telecommunications, Ltd.	1,600,350	3,700,715
United Overseas Bank, Ltd.	244,000	3,825,326

		33,171,925
Spain — 1.93%
ACS Actividades SA (a)	31,527	2,111,255
Banco Popular Espanol SA (a)	123,455	2,471,239
Banco Santander Central Hispano SA	173,879	3,340,246
Fomento de Construcciones SA	14,015	1,385,746
Gas Natural SDG SA (a)	39,851	2,349,708
Iberdrola SA	97,969	5,653,913
Repsol SA	213,037	7,809,526
Telefonica SA	287,717	6,537,299

		31,658,932
Sweden — 2.72%
Alfa Laval AB	20,200	1,271,331
Assa Abloy AB - Series B	57,600	1,294,410
Electrolux AB - Series B	132,773	3,338,705
Hennes & Mauritz AB - Series B	78,350	4,959,434
Nordea Bank AB	217,400	3,581,652
Sandvik AB, ADR *	138,300	2,573,288

International Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Sweden (continued)
Scania AB - Series B, ADR *	177,600	$ 4,363,258
Skandinaviska Enskilda Banken AB - Series A	98,800	3,248,309
Ssab Svenskt Stal AB - Series A	56,600	2,110,353
Svenska Cellulosa AB, ADR	106,182	1,837,577
Svenska Handelsbanken AB - Series A	38,800	1,143,881
Swedbank AB - Series A	101,300	3,733,091
Tele2 AB - Series B (a)	117,620	1,963,280
Telefonaktiebolaget LM Ericsson, SADR	17,700	672,246
Teliasonera AB	286,500	2,121,962
Volvo AB - Series B *	308,000	6,454,130

		44,666,907

Switzerland — 3.77%	85,807	1,834,770
ABB, Ltd.
Compagnie Financiere
Richemont AG, Series A	31,136	1,914,713
Credit Suisse Group AG	38,980	2,963,345
Geberit AG, ADR	11,610	2,027,699
Logitech International SA *	21,151	561,012
Nestle SA	12,880	5,014,086
Novartis AG	280,138	15,741,044
Roche Holdings AG	10,370	1,902,535
Swatch Group AG - BR shares (a)	6,657	1,906,967
Swatch Group AG	6,236	361,345
Swiss Life Holding *	5,599	1,506,790
Swiss Re	63,040	5,998,910
Syngenta AG *	3,542	666,600
Unaxis Holding AG *	3,934	2,119,024
Zurich Financial Services AG (a)	57,057	17,450,511

		61,969,351
United Kingdom — 20.28%
3i Group PLC	156,847	3,769,495
Alliance & Leicester PLC	95,433	2,238,748
Aquarius Platinum, Ltd.	38,600	1,211,169
ARM Holdings PLC	2,123	5,915
Arriva PLC	98,312	1,412,965
AstraZeneca Group PLC	305,809	16,260,897
Aviva PLC	467,913	7,391,903
Barclays PLC	85,206	1,217,855
Barratt Developments PLC	164,331	3,549,217
BBA Aviation PLC	241,779	1,362,921
Berkeley Group Holdings PLC *	23,046	863,187
BG Group PLC	294,896	4,506,864
Biffa PLC	111	721
Boots Group PLC *	218,360	4,878,237
British Land Company PLC	54,024	1,547,546
BT Group PLC	2,878,301	18,774,997
Burberry Group PLC	50,746	686,639
Capita Group PLC	70,517	1,034,428
Centrica PLC	999,965	7,586,740
Compass Group PLC	388,415	2,898,849
Dixons Group PLC	789,738	2,631,209

The accompanying notes are an integral part of the portfolio of investments.
4

JOHN HANCOCK FUNDS III

PORTFOLIO OF INVESTMENTS — May 31, 2007 (Unaudited) — continued
(showing percentage of total net assets)

International Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
George Wimpey PLC	307,796	$ 3,826,581
GlaxoSmithKline PLC	1,488,159	38,593,029
HBOS PLC	264,049	5,682,014
Home Retail Group	184,380	1,721,924
IMI PLC	108,521	1,296,520
Imperial Chemical Industries PLC	279,166	2,998,130
Imperial Tobacco Group PLC	151,536	6,551,741
International Power PLC	496,624	4,461,004
J Sainsbury PLC	375,943	4,152,833
Kingfisher PLC	512,023	2,516,326
Marks & Spencer Group PLC	104,453	1,445,394
National Grid PLC, ADR	407,823	6,321,523
Next Group PLC	102,537	4,483,989
Old Mutual PLC	1,166,484	3,999,585
Orascom Construction Industries	11,845	1,546,957
Reckitt Benckiser PLC	117,463	6,385,426
Rio Tinto PLC	247,030	17,947,502
Royal & Sun Alliance PLC	1,171,012	3,669,699
Royal Bank of Scotland Group PLC	2,176,314	27,034,823
Royal Dutch Shell PLC, A Shares, EUR (a)	327,014	12,172,468
Royal Dutch Shell PLC, A Shares, GBP	238,485	8,885,235
Royal Dutch Shell PLC, B Shares	216,227	8,167,263
Scottish & Newcastle PLC	129,258	1,660,697
Scottish & Southern Energy PLC	161,591	4,871,978
Severn Trent PLC	74	2,301
Smiths News PLC	2,121	5,815
Taylor Woodrow PLC	605,439	5,483,398
Tesco PLC	759,582	6,898,251
Tomkins PLC	525,325	2,800,090
United Utilities PLC	149,177	2,278,379
Vodafone Group PLC	12,994,498	40,644,785
William Morrison Supermarket PLC	751,788	4,676,909
Wolseley PLC	55,506	1,439,460
Xstrata PLC	86,098	4,946,280

		333,398,811
United States — 0.03%
Suntech Power Holdings Company, Ltd., ADR *	16,100	546,112

TOTAL COMMON STOCKS (Cost $1,202,953,520)		$ 1,547,678,927

PREFERRED STOCKS — 0.46%
Germany — 0.35%
Bayerische Motoren Werke (BMW) AG (a)	10,400	604,674
Porsche AG	1,683	2,989,324
RWE AG	89	9,516
Volkswagen AG	21,756	2,141,779

		5,745,293
Italy — 0.11%
IFI-Istituto Finanziario Industriale SpA *	24,500	989,748

International Core Fund (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED STOCKS (continued)
Italy (continued)
Unipol SpA	262,782	$ 909,398

		1,899,146

TOTAL PREFERRED STOCKS (Cost $4,682,540)		$ 7,644,439

SHORT TERM INVESTMENTS — 9.94%
John Hancock Cash Investment Trust (c)	$ 163,381,519	$ 163,381,519

TOTAL SHORT TERM INVESTMENTS
(Cost $163,381,519)		$ 163,381,519

REPURCHASE AGREEMENTS — 4.14%
Repurchase Agreement with State
Street Corp. dated 05/31/2007 at
4.60% to be repurchased at
$68,076,698 on 06/01/2007,
collateralized by $69,605,000
Federal National Mortgage
Association, 6.015% due
05/23/2017 (Valued at
$69,430,988, including interest)	$ 68,068,000	$ 68,068,000

TOTAL REPURCHASE AGREEMENTS
(Cost $68,068,000)		$ 68,068,000

Total Investments (International Core Fund)
(Cost $1,439,085,579) — 108.68%		$ 1,786,772,885
Liabilities in Excess of Other Assets — (8.68)%		(142,755,504)

TOTAL NET ASSETS — 100.00%		$ 1,644,017,381

The portfolio had the following five top industry concentrations as of
May 31, 2007 (as a percentage of total net assets):

Banking	11.79%
International Oil	8.34%
Automobiles	7.26%
Insurance	6.64%
Telecommunications Equipment & Services	6.14%

Footnotes
Percentages are stated as a percent of net assets.

Key to Currency Abbreviations
EUR - European Currency
GBP - British Pound
Key to Security Abbreviations and Legend
ADR - American Depositary Receipts
SADR - Sponsored American Depositary Receipts
* Non-Income-Producing
(a) All or a portion of this security was out on loan
(c) Investment is an affiliate of the Trust's subadvisor

The accompanying notes are an integral part of the portfolio of investments.
5

JOHN HANCOCK FUNDS III - International Core Fund
Notes to Financial Statements (Unaudited)

The following is a summary of open futures contracts at May 31, 2007:

				Unrealized
				Appreciation
Open contracts	Number of Contracts	Position	Expiration Date	(Depreciation)

CAC 40 10 Euro Index Futures	31	Long	Jun 2007	$16,981
DAX Index Futures	164	Long	Jun 2007	5,890,345
EOE Dutch Stock Index Futures	8	Long	Jun 2007	209
FTSE 100 Index Futures	29	Long	Jun 2007	(4,323)
Hang Seng Stock Index Futures	144	Long	Jun 2007	130,269
MSCI Singapore Stock Index Futures	278	Long	Jun 2007	32,829
OMX 30 Index Futures	34	Long	Jun 2007	11,286
S&P/ MIB 30 Index Futures	3	Long	Jun 2007	(5,813)
TOPIX Index Futures	27	Long	Jun 2007	36,309
IBEX 35 Index Futures	23	Short	Jun 2007	(204,705)
S&P/Toronto Stock Exchange 60 Index Futures	180	Short	Jun 2007	(1,832,877)
SPI 200 Index Futures	39	Short	Jun 2007	(96,492)

				$3,974,018

Open forward foreign currency contracts on May 31, 2007, were as follows:

	Principal		Unrealized
Currency	Amount Covered		Appreciation
Buys	by Contract	Settlement Date	(Depreciation)

Australian Dollar	3,556,000	Aug 2007	(5888)
Canadian Dollar	578,500	Aug 2007	7471
Euro Currency	3,262,000	Aug 2007	(35310)
Euro Currency	5,209,000	Aug 2007	(3624)
Japanese Yen	1,277,600,267	Aug 2007	(28847)
Japanese Yen	1,277,600,267	Aug 2007	(38917)
Japanese Yen	1,277,600,267	Aug 2007	(35537)
Japanese Yen	1,277,600,267	Aug 2007	(37400)
Japanese Yen	1,277,600,267	Aug 2007	(35005)
Japanese Yen	1,277,600,267	Aug 2007	(37284)
Japanese Yen	235,622,000	Aug 2007	(5405)
Japanese Yen	1,277,600,267	Aug 2007	(40061)
Norwegian Krone	23,347,312	Aug 2007	2217
Norwegian Krone	23,347,312	Aug 2007	(1218)
Norwegian Krone	23,347,312	Aug 2007	469
Norwegian Krone	23,347,312	Aug 2007	2586
Norwegian Krone	23,347,312	Aug 2007	3708
Norwegian Krone	23,347,312	Aug 2007	(823)
Norwegian Krone	23,347,312	Aug 2007	2490
Pound Sterling	2,214,000	Aug 2007	(37787)
Pound Sterling	2,863,000	Aug 2007	(20363)
Pound Sterling	3,172,000	Aug 2007	12982
Swedish Krona	37,457,222	Aug 2007	(76313)
Swedish Krona	20,029,000	Aug 2007	(56940)
Swedish Krona	37,457,222	Aug 2007	(73840)
Swedish Krona	37,457,222	Aug 2007	(68413)
Swedish Krona	37,457,222	Aug 2007	(70113)
Swedish Krona	37,457,222	Aug 2007	(73353)
Swedish Krona	37,457,222	Aug 2007	(74827)
Swedish Krona	37,457,222	Aug 2007	(73353)
Swiss Franc	19,136,596	Aug 2007	56345
Swiss Franc	19,136,596	Aug 2007	60116
Swiss Franc	19,136,596	Aug 2007	57628
Swiss Franc	19,136,596	Aug 2007	57243
Swiss Franc	19,136,596	Aug 2007	61475
Swiss Franc	19,136,596	Aug 2007	65129
Swiss Franc	19,136,596	Aug 2007	66282

			($474,480)

	Principal		Unrealized
Currency	Amount Covered		Appreciation
Sells	by Contract	Settlement Date	(Depreciation)

Australian Dollar	3,396,352	Aug 2007	($27,224)
Australian Dollar	3,404,363	Aug 2007	(19,213)
Australian Dollar	3,398,551	Aug 2007	(25,025)
Australian Dollar	3,403,820	Aug 2007	(19,757)
Australian Dollar	3,401,745	Aug 2007	(21,831)
Australian Dollar	3,400,542	Aug 2007	(23,034)
Australian Dollar	3,403,011	Aug 2007	(20,566)
Euro Currency	1,478,516	Aug 2007	15,990
Euro Currency	2,964,891	Aug 2007	27,695
Euro Currency	13,452,111	Aug 2007	11,414
Euro Currency	13,438,384	Aug 2007	(2,314)
Euro Currency	13,445,238	Aug 2007	4,540
Euro Currency	13,447,330	Aug 2007	6,632
Euro Currency	13,438,762	Aug 2007	(1,935)
Euro Currency	13,441,253	Aug 2007	555
Euro Currency	13,442,000	Aug 2007	1,302
Hong Kong Dollar	2,159,514	Aug 2007	(2,485)
Hong Kong Dollar	2,159,204	Aug 2007	(2,794)
Hong Kong Dollar	2,159,486	Aug 2007	(2,513)
Hong Kong Dollar	2,159,182	Aug 2007	(2,817)
Hong Kong Dollar	2,159,306	Aug 2007	(2,692)
Hong Kong Dollar	2,159,431	Aug 2007	(2,569)
Hong Kong Dollar	2,159,389	Aug 2007	(2,609)
Japanese Yen	13,593,067	Aug 2007	197,978
Norwegian Krone	1,476,318	Aug 2007	7,298
Pound Sterling	9,345,213	Aug 2007	(23,995)
Pound Sterling	9,342,489	Aug 2007	(26,718)
Pound Sterling	9,342,053	Aug 2007	(27,154)
Pound Sterling	9,343,001	Aug 2007	(26,207)
Pound Sterling	9,336,843	Aug 2007	(32,364)
Pound Sterling	9,340,139	Aug 2007	(29,068)
Pound Sterling	9,344,398	Aug 2007	(24,809)

			($96,288)

At May 31, 2007, the value of securities loaned and Cash collateral was as follows:

	Value of Securities Loaned		Value of Cash Collateral

	$155,601,446		$163,381,519

At May 31, 2007, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation/(depreciation) of investment securities for federal income tax purposes was as follows:

		Net Unrealized
Unrealized	Unrealized	Appreciation/
Appreciation	(Depreciation)	(Depreciation)

$359,228,871	($11,541,565)	$347,687,306

Notes to portfolio of investments

Security valuation

The net asset value of the common shares of the Fund is determined daily as of the close of the NYSE, normally at 4:00 p.m. Eastern time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the valuation provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

In deciding whether to make a fair value adjustment to the price of a security, the Board of Trustees or their designee may review a variety of factors, including developments in foreign markets, the performance of U.S. securities markets and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed, but the Fund is calculating the net asset value. In view of these factors, it is likely that a Fund investing significant amounts of assets in securities in foreign markets will be fair valued more frequently than a Fund investing significant amounts of assets in frequently traded, U.S. exchange listed securities of large-capitalization U.S. issuers.

For purposes of determining when fair value adjustments may be appropriate with respect to a Fund that invests in securities in foreign markets that close prior to the NYSE, the Fund will, on an ongoing basis, monitor for “significant market events.” A significant market event may be a certain percentage change in the value of an index or of certain Exchange Traded Funds that track foreign markets in which the Fund has significant investments. If a significant market event occurs due to a change in the value of the index or of Exchange Traded Funds, the pricing for a Fund that invests in foreign markets that have closed prior to the NYSE will promptly be reviewed and potential adjustments to the net asset value of the Fund will be recommended to the Trust’s Pricing Committee where applicable.

Fair value pricing of securities is intended to help ensure that the net asset value of the Fund’s shares reflects the value of the Fund’s securities as of the close of the NYSE (as opposed to a value which is no longer accurate as of such close), thus limiting the opportunity for aggressive traders to purchase shares of the Fund at deflated prices, reflecting stale security valuations, and to promptly sell such shares at a gain. However, a security’s valuation may differ depending on the method used for determining value and no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains.

Repurchase agreements

The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. The Fund will take constructive receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, the Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. The Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser. Collateral for certain tri-party repurchase agreements is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty.

Securities lending

The Fund may lend securities in amounts up to 331/3% of the Fund’s total assets. Such loans are callable at any time and are at all times fully secured by cash, cash equivalents or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities and marked-to-market on a daily basis. The Fund may bear the risk of delay in recovery of, or even of rights in, the securities loaned should the borrower of the securities fail financially. The Fund receives compensation for lending their securities either in the form of fees or by retaining a portion of interest on the investment of any cash received as collateral. The Fund invests the cash collateral received in connection with securities lending transactions in the John Hancock Cash Investment Trust (JHCIT), a Delaware common law trust and an affiliated fund. JHCIT is exempt from registration under Section 3(c)(7) of the 1940 Act (pursuant to exemptive order issued by the SEC) and is managed by the Adviser, for which the Adviser receives an investment advisory fee of 0.04% of the average daily net assets of the JHCIT.

All collateral received will be in an amount equal to at least 102% of the market value of the loaned securities and is intended to be maintained at that level during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund the next business day. During the loan period, the Fund continues to retain rights of ownership, including dividends and interest of the loaned securities.

Futures

The Fund may purchase and sell financial futures contracts and options on those contracts. The Fund invests in contracts based on financial instruments such as U.S. Treasury Bonds or Notes or on securities indices such as the Standard & Poor’s 500 Index (the S&P 500 Index), in order to hedge against a decline in the value of securities owned by the Fund.

Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for account of the broker (the Funds’ agent in acquiring the futures position). If the position is closed out by taking an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made, cash is required to be paid to or released by the broker, and the Fund realizes a gain or loss.

When the Fund sells a futures contract based on a financial instrument, the Fund becomes obligated to deliver that kind of instrument at an agreed upon date for a specified price. The Fund realizes a gain or loss depending on whether the price of an offsetting purchase is less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase. The Fund could be exposed to risks if it could not close out futures positions because of an illiquid secondary market or the inability of counterparties to meet the terms of their contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

Forward foreign currency contracts

The Fund may purchase and sell forward foreign currency contracts in order to hedge a specific transaction or Fund position. Forward foreign currency contracts are valued at forward foreign currency exchange rates and marked to market daily. Net realized gains (losses) on foreign currency and forward foreign currency contracts shown in the Statements of Operations include net gains or losses realized by the Fund on contracts that have matured.

The net U.S. dollar value of foreign currency underlying all contractual commitments held at the end of the period, the resulting net unrealized appreciation (depreciation) and related net receivable or payable amount are determined using forward foreign currency exchange rates supplied by a quotation service. The Fund could be exposed to risks in excess of amounts recognized on the Statements of Assets and Liabilities if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the forward foreign currency contract changes unfavorably.

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle†
James F. Carlin
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky
† Non-Independent Trustee
* Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Grantham, Mayo, Van Otterloo & Co. LLC
40 Rowes Wharf
Boston, MA 02110

Custodian
State Street Bank & Trust Co.
2 Avenue de Lafayette
Boston, MA 02111

Transfer agent
John Hancock Signature Services, Inc.
One John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Kirkpatrick & Lockhart Preston Gates Ellis LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. One John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives	**1-800-225-5291**
	EASI-Line	**1-800-338-8080**
	TDD line	**1-800-554-6713**

This report is for the information of the shareholders of John Hancock International Core Fund.

660Q1 5/07
7/07

John Hancock
MUTUAL FUNDS

John Hancock Growth Opportunities Fund

QUARTERLY PORTFOLIO HOLDINGS

5.31.2007

JOHN HANCOCK FUNDS III

PORTFOLIO OF INVESTMENTS — May 31, 2007 (Unaudited)
(showing percentage of total net assets)

Growth Opportunities Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS — 98.17%
Advertising — 0.02%
The Interpublic Group of Companies, Inc. *	2,600	$ 30,550
Aerospace — 0.03%
Alliant Techsystems, Inc. *	200	20,200
Innovative Solutions & Support, Inc. *	100	2,628
Teledyne Technologies, Inc. *	400	18,432

		41,260
Air Freight — 0.01%
ExpressJet Holdings, Inc. *	1,000	6,190
Air Travel — 0.04%
Continental Airlines, Inc., Class B *	900	36,153
Pinnacle Airline Corp. *	400	7,220
US Airways Group, Inc. *	100	3,565

		46,938
Aluminum — 0.01%
Superior Essex, Inc. *	200	7,068
Apparel & Textiles — 4.17%
Bebe Stores, Inc.	1,600	28,768
Coach, Inc. *	100,000	5,136,000
Columbia Sportswear Company	300	20,919
Crocs, Inc. *	300	24,408
Deckers Outdoor Corp. *	300	26,367
Guess?, Inc.	700	30,940
K-Swiss, Inc., Class A	400	11,604
Liz Claiborne, Inc.	300	10,407
Mothers Work, Inc. *	100	3,733
Oakley, Inc.	400	10,168
Oxford Industries, Inc.	100	4,553
Perry Ellis International, Inc. *	200	6,268
Phillips-Van Heusen Corp.	700	42,784
Polo Ralph Lauren Corp., Class A	400	39,012
The Gymboree Corp. *	500	22,350
Timberland Company, Class A *	400	10,936
Under Armour, Inc., Class A *	200	9,566
Warnaco Group, Inc. *	100	3,439
Wolverine World Wide, Inc.	600	17,418

		5,459,640
Auto Parts — 0.04%
CSK Auto Corp. *	200	3,640
Keystone Automotive Industries, Inc. *	100	4,131
O'Reilly Automotive, Inc. *	1,000	37,990

		45,761
Auto Services — 0.03%
AutoNation, Inc. *	400	8,848
Copart, Inc. *	1,000	31,190

		40,038
Automobiles — 0.01%
Group 1 Automotive, Inc.	300	12,660
Banking — 0.05%
Downey Financial Corp.	200	14,558

Growth Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Banking (continued)
FirstFed Financial Corp. *	100	$ 6,447
Flagstar Bancorp, Inc.	100	1,286
Frontier Financial Corp.	200	4,652
Hancock Holding Company	200	7,908
Nara Bancorp, Inc.	200	3,212
Sterling Bancshares, Inc.	600	6,894
TCF Financial Corp.	700	19,761

		64,718
Biotechnology — 1.69%
Bio Reference Labs, Inc. *	100	2,604
Cephalon, Inc. *	26,500	2,199,765
Techne Corp. *	200	11,938

		2,214,307
Broadcasting — 3.05%
Sinclair Broadcast Group, Inc., Class A	400	6,128
XM Satellite Radio Holdings, Inc., Class A *	344,500	3,989,310

		3,995,438
Building Materials & Construction — 0.00%
Lennox International, Inc.	100	3,425
Business Services — 3.11%
Alliance Data Systems Corp. *	1,100	85,712
Diamond Management & Technology
Consultants, Inc.	500	6 505
EZCORP, Inc., Class A *	1,100	16,533
FactSet Research Systems, Inc.	1,100	70,213
First Consulting Group, Inc. *	400	3,620
Global Payments, Inc.	300	12,012
Healthcare Services Group, Inc.	200	5,574
Jacobs Engineering Group, Inc. *	500	28,975
Manpower, Inc.	300	27,600
MPS Group, Inc. *	600	8,250
Pre-Paid Legal Services, Inc. *	400	25,988
Resources Connection, Inc. *	400	12,904
ScanSource, Inc. *	400	11,592
SonicWALL, Inc. *	400	3,304
Sotheby's	77,000	3,655,190
Syntel, Inc.	100	3,462
TeleTech Holdings, Inc. *	1,000	35,180
Total Systems Services, Inc.	400	13,276
Tyler Technologies, Inc. *	200	2,426
Volt Information Sciences, Inc. *	700	17,381
Watson Wyatt Worldwide, Inc., Class A	400	20,628

		4,066,325
Cellular Communications — 3.89%
Brightpoint, Inc. *	860	11,300
RF Micro Devices, Inc. *	773,600	5,051,608
Telephone & Data Systems, Inc.	400	24,760

		5,087,668
Chemicals — 0.17%
Airgas, Inc.	200	8,528

The accompanying notes are an integral part of the portfolio of investments.
1

JOHN HANCOCK FUNDS III

PORTFOLIO OF INVESTMENTS — May 31, 2007 (Unaudited) — continued
(showing percentage of total net assets)

Growth Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Chemicals (continued)
Albemarle Corp.	1,400	$ 56,896
Cabot Corp.	100	4,831
Celanese Corp., Series A	100	3,639
CF Industries Holdings, Inc.	200	8,946
Eastman Chemical Company	300	19,848
Hercules, Inc. *	1,900	35,777
Newmarket Corp.	400	19,140
OM Group, Inc. *	300	18,753
PolyOne Corp. *	1,500	10,695
Terra Industries, Inc. *	500	9,695
W. R. Grace & Company *	900	24,363

		221,111
Colleges & Universities — 0.09%
Career Education Corp. *	900	31,383
Corinthian Colleges, Inc. *	700	10,227
ITT Educational Services, Inc. *	700	79,233

		120,843
Commercial Services — 0.01%
HMS Holdings Corp *	200	4,102
PeopleSupport, Inc. *	300	3,633
Vertrue, Inc. *	200	9,650

		17,385
Computers & Business Equipment — 3.99%
Avocent Corp. *	300	8,409
Benchmark Electronics, Inc. *	300	6,633
Brocade Communications Systems, Inc. *	2,700	24,786
CDW Corp.	1,300	110,682
IHS, Inc., Class A *	100	4,019
Ingram Micro, Inc., Class A *	1,400	29,008
Micros Systems, Inc. *	100	5,549
Parametric Technology Corp. *	600	11,208
Tech Data Corp. *	200	7,372
Trident Microsystems, Inc. *	245,350	5,005,140
Western Digital Corp. *	800	15,048

		5,227,854
Construction & Mining Equipment — 0.00%
Gulf Islands Fabrication, Inc.	100	3,313
Construction Materials — 0.03%
Columbus McKinnon Corp. *	200	6,000
Martin Marietta Materials, Inc.	100	15,544
Simpson Manufacturing Company, Inc.	500	16,660

		38,204
Containers & Glass — 0.10%
Greif, Inc., Class A	300	16,698
Owens-Illinois, Inc. *	400	13,600
Packaging Corp. of America	100	2,586
Pactiv Corp. *	1,800	61,146
Sealed Air Corp.	400	12,920
Sonoco Products Company	600	25,980

		132,930

Growth Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Correctional Facilities — 0.06%
Corrections Corp. of America *	800	$ 51,840
The Geo Group, Inc. *	400	21,800

		73,640
Cosmetics & Toiletries — 0.07%
Alberto-Culver Company	600	14,904
Chattem, Inc. *	300	19,101
Estee Lauder Companies, Inc., Class A	300	14,190
International Flavors & Fragrances, Inc.	900	46,197

		94,392
Crude Petroleum & Natural Gas — 3.22%
Pinnacle Gas Resources, Inc. *	300,000	2,565,000
Toreador Resources Corp. * (a)	105,700	1,644,692
VAALCO Energy, Inc. *	1,900	9,101

		4,218,793
Domestic Oil — 0.04%
Frontier Oil Corp.	300	12,078
Holly Corp.	500	35,045

		47,123
Drugs & Health Care — 0.08%
Abaxis, Inc. *	200	4,578
Candela Corp. *	200	2,248
Immucor, Inc. *	1,200	37,896
Mannatech, Inc.	700	9,814
Molina Healthcare, Inc. *	500	15,985
Parexel International Corp. *	300	12,066
Savient Pharmaceuticals, Inc. *	800	11,376
West Pharmaceutical Services, Inc.	300	15,258

		109,221
Educational Services — 0.00%
Renaissance Learning, Inc.	200	2,354
Electrical Equipment — 0.12%
Anixter International, Inc. *	300	22,158
Baldor Electric Company	100	4,638
Encore Wire Corp.	400	11,620
FLIR Systems, Inc. *	800	33,088
Genlyte Group, Inc. *	200	17,424
Lamson & Sessions Company *	100	2,793
Littelfuse, Inc. *	300	12,024
Molex, Inc.	900	26,766
Tektronix, Inc.	200	6,054
Varian, Inc. *	200	11,770
WESCO International, Inc. *	100	6,482

		154,817
Electrical Utilities — 0.02%
CenterPoint Energy, Inc.	400	7,572
OGE Energy Corp.	300	11,076
Quanta Services, Inc. *	200	6,002

		24,650
Electronics — 3.83%
Avnet, Inc. *	1,100	47,124

The accompanying notes are an integral part of the portfolio of investments.
2

JOHN HANCOCK FUNDS III

PORTFOLIO OF INVESTMENTS — May 31, 2007 (Unaudited) — continued
(showing percentage of total net assets)

Growth Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronics (continued)
AVX Corp.	500	$ 8,995
Belden CDT, Inc.	100	5,726
Daktronics, Inc.	300	7,188
II-VI, Inc. *	200	5,550
Integrated Electrical Services, Inc. *	100	2,648
Jabil Circuit, Inc.	88,800	2,042,400
Medis Technologies, Ltd. * (a)	189,700	2,771,517
Mentor Graphics Corp. *	1,100	15,686
Multi-Fineline Electronix, Inc. *	300	5,124
Rogers Corp. *	400	16,096
Synopsys, Inc. *	600	15,912
Technitrol, Inc.	300	7,902
Thomas & Betts Corp. *	200	11,604
Trimble Navigation, Ltd. *	1,400	40,866
TTM Technologies, Inc. *	900	9,954

		5,014,292
Energy — 1.48%
Aventine Renewable Energy Holdings Inc * (a)	114,450	1,926,194
Energen Corp.	300	17,676

		1,943,870
Financial Services — 3.53%
A.G. Edwards, Inc.	300	26,448
Advance America Cash Advance Centers, Inc.	200	3,530
Affiliated Managers Group, Inc. * (a)	31,750	4,133,850
American Capital Strategies, Ltd.	500	24,215
AmeriCredit Corp. *	200	5,310
CapitalSource, Inc.	400	10,520
Cohen & Steers, Inc.	100	5,199
Eaton Vance Corp.	200	8,778
IndyMac Bancorp, Inc.	200	6,716
IntercontinentalExchange, Inc. *	500	72,470
Investors Financial Services Corp.	700	43,064
Knight Capital Group, Inc. *	1,000	17,310
MoneyGram International, Inc.	700	20,398
People's United Financial, Inc.	1,250	25,238
Piper Jaffray Companies, Inc. *	100	6,690
Raymond James Financial, Inc.	350	11,658
SEI Investments Company	1,300	80,249
Student Loan Corp.	100	20,525
SWS Group, Inc.	150	3,621
The First Marblehead Corp.	2,300	85,698
World Acceptance Corp. *	400	16,952

		4,628,439
Food & Beverages — 3.74%
Corn Products International, Inc.	700	28,721
Hansen Natural Corp. *	120,000	4,776,000
Jones Soda Company *	200	3,770
McCormick & Company, Inc.	1,000	37,290
MGP Ingredients, Inc.	400	6,824
Ralcorp Holdings, Inc. *	400	23,264
Seaboard Corp.	1	2,218

Growth Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food & Beverages (continued)
Smithfield Foods, Inc. *	200	$ 6,428
Spartan Stores, Inc.	300	7,920

		4,892,435
Furniture & Fixtures — 0.03%
American Woodmark Corp.	400	14,900
Ethan Allen Interiors, Inc.	300	10,893
Leggett & Platt, Inc.	800	19,576

		45,369
Gas & Pipeline Utilities — 0.01%
ONEOK, Inc.	200	10,820
UGI Corp.	200	5,760

		16,580
Healthcare Products — 4.70%
Cholestech Corp. *	200	3,350
Cytyc Corp. *	500	21,140
DENTSPLY International, Inc.	700	25,298
Edwards Lifesciences Corp. *	400	20,080
Gen-Probe, Inc. *	109,000	5,895,810
Hillenbrand Industries, Inc.	300	19,860
IDEXX Laboratories, Inc. *	400	35,316
Kinetic Concepts, Inc. *	600	30,108
Owens & Minor, Inc.	300	10,650
Patterson Companies, Inc. *	1,500	56,280
Respironics, Inc. *	500	22,075
USANA Health Sciences, Inc. * (a)	200	7,776
Zoll Medical Corp. *	300	6,735

		6,154,478
Healthcare Services — 0.15%
AMERIGROUP Corp. *	1,000	25,500
Apria Healthcare Group, Inc. *	1,200	34,752
CorVel Corp. *	250	6,860
Covance, Inc. *	400	26,620
Genesis HealthCare Corp. *	100	6,830
Healthspring, Inc. *	200	4,884
LHC Group, Inc. *	100	2,936
Lincare Holdings, Inc. *	600	24,054
Nighthawk Radiology Holdings, Inc. *	200	3,630
Odyssey Healthcare, Inc. *	700	9,079
Pediatrix Medical Group, Inc. *	200	11,524
Sun Healthcare Group, Inc. *	300	4,290
WellCare Health Plans, Inc. *	400	36,816

		197,775
Holdings Companies/Conglomerates — 0.01%
United Industrial Corp.	200	11,980
Homebuilders — 0.13%
AMREP Corp. *	100	5,830
Beazer Homes USA, Inc.	200	7,154
Hovnanian Enterprises, Inc., Class A *	200	5,052
KB Home	300	13,767
M.D.C. Holdings, Inc.	400	21,736

The accompanying notes are an integral part of the portfolio of investments.
3

JOHN HANCOCK FUNDS III

PORTFOLIO OF INVESTMENTS — May 31, 2007 (Unaudited) — continued
(showing percentage of total net assets)

Growth Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Homebuilders (continued)
NVR, Inc. *	100	$ 79,700
Ryland Group, Inc.	300	13,860
Toll Brothers, Inc. *	900	26,397

		173,496
Hotels & Restaurants — 4.15%
Ameristar Casinos, Inc.	100	2,970
Applebee's International, Inc.	500	13,100
Brinker International, Inc.	900	28,764
Buffalo Wild Wings, Inc. *	200	17,122
CBRL Group, Inc.	100	4,494
CEC Entertainment, Inc. *	500	19,360
Chipotle Mexican Grill, Inc., Class A *	100	8,662
Choice Hotels International, Inc.	500	20,160
CKE Restaurants, Inc.	800	17,432
Jack in the Box, Inc. *	800	61,176
Krispy Kreme Doughnuts, Inc. *	800	6,824
OSI Restaurant Partners, Inc.	100	4,070
Papa John's International, Inc. *	400	12,380
Ruby Tuesday, Inc.	400	11,028
Sonic Corp. *	500	12,190
Starwood Hotels & Resorts Worldwide, Inc.	72,000	5,189,040

		5,428,772
Household Products — 5.87%
Blyth, Inc.	200	5,488
Church & Dwight, Inc.	500	25,005
Energizer Holdings, Inc. *	1,300	128,778
iRobot Corp. * (a)	151,450	2,492,867
Jarden Corp. *	116,000	4,943,920
Select Comfort Corp. * (a)	1,100	19,932
Tempur-Pedic International, Inc. (a)	2,200	55,792
Tupperware Brands Corp.	300	8,673

		7,680,455
Industrial Machinery — 4.26%
AGCO Corp. *	700	30,296
FMC Technologies, Inc. *	100	7,560
Gardner Denver, Inc. *	200	8,238
Gorman-Rupp Company	100	3,370
Graco, Inc.	500	20,020
Grant Prideco, Inc. *	94,000	5,338,260
Lincoln Electric Holdings, Inc.	200	14,058
Middleby Corp. *	100	12,403
Pall Corp.	600	26,850
Rofin-Sinar Technologies, Inc. *	100	6,750
Sauer-Danfoss, Inc.	100	2,718
Terex Corp. *	900	76,293
The Manitowoc Company, Inc.	300	22,734
Valmont Industries, Inc.	100	7,049

		5,576,599
Industrials — 0.03%
Crane Company	400	17,476
Fastenal Company	300	13,002

Growth Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrials (continued)
Harsco Corp.	200	$ 10,652

		41,130
Insurance — 0.11%
Brown & Brown, Inc.	1,500	39,090
Erie Indemnity Company., Class A	200	11,136
Meadowbrook Insurance Group, Inc. *	300	3,276
Odyssey Re Holdings Corp.	200	8,576
Philadelphia Consolidated Holding Corp. *	400	16,480
PMI Group, Inc.	300	14,832
Radian Group, Inc.	100	6,190
Reinsurance Group of America, Inc.	300	18,786
Triad Guaranty, Inc. *	300	13,377
W.R. Berkley Corp.	400	13,176

		144,919
Internet Content — 0.01%
Travelzoo, Inc. *	700	18,046
Internet Retail — 0.06%
PetMed Express, Inc. *	800	10,328
Priceline.com, Inc. *	1,000	61,840

		72,168
Internet Software — 0.12%
Akamai Technologies, Inc. *	1,300	57,473
Digital River, Inc. *	400	20,568
McAfee, Inc. *	2,000	73,520
RealNetworks, Inc. *	100	847

		152,408
Leisure Time — 0.03%
Brunswick Corp.	300	10,329
Empire Resorts, Inc. *	300	2,214
Movie Gallery, Inc. *	100	236
Polaris Industries, Inc.	200	11,018
WMS Industries, Inc. *	300	12,708

		36,505
Life Sciences — 0.06%
Pharmaceutical Product Development, Inc.	500	18,250
Waters Corp. *	1,100	66,330

		84,580
Manufacturing — 3.54%
Acuity Brands, Inc.	400	24,284
Carlisle Companies, Inc.	500	22,075
Ceradyne, Inc. *	300	20,271
General Cable Corp. *	200	13,630
Insteel Industries, Inc.	600	10,956
Kaydon Corp.	300	14,475
Nordson Corp.	400	20,796
Roper Industries, Inc.	77,000	4,493,720
Smith & Wesson Holding Corp. *	500	6,965
Spartan Motors, Inc.	200	7,018

		4,634,190

The accompanying notes are an integral part of the portfolio of investments.
4

JOHN HANCOCK FUNDS III

PORTFOLIO OF INVESTMENTS — May 31, 2007 (Unaudited) — continued
(showing percentage of total net assets)

Growth Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Medical-Hospitals — 0.07%
Lifepoint Hospitals, Inc. *	300	$ 12,177
Manor Care, Inc.	700	47,600
Medcath Corp. *	200	6,600
Universal Health Services, Inc., Class B	400	24,716
VCA Antech, Inc. *	100	3,958

		95,051
Metal & Metal Products — 4.23%
A. M. Castle & Company	100	3,700
Brush Engineered Materials, Inc. *	200	10,730
Commercial Metals Company	100	3,515
Crown Holdings, Inc. *	220,500	5,497,065
Matthews International Corp., Class A	200	8,842
Mueller Industries, Inc.	300	10,497
Reliance Steel & Aluminum Company	100	6,137
Timken Company	100	3,516

		5,544,002
Mining — 0.03%
Cleveland-Cliffs, Inc.	400	35,316
Mobile Homes — 0.04%
Thor Industries, Inc.	1,100	47,938
Winnebago Industries, Inc.	300	9,300

		57,238
Newspapers — 0.00%
Journal Register Company	400	2,244
Office Furnishings & Supplies — 0.04%
Herman Miller, Inc.	600	21,600
OfficeMax, Inc.	500	22,450
United Stationers, Inc. *	100	6,709

		50,759
Paper — 0.01%
Rock-Tenn Company, Class A	300	10,476
Petroleum Services — 4.89%
BJ Services Company	71,000	2,082,430
ENSCO International, Inc.	71,000	4,300,470
Universal Compression Holdings, Inc. *	100	7,431
World Fuel Services Corp.	200	8,182

		6,398,513
Pharmaceuticals — 7.64%
Auxilium Pharmaceuticals, Inc. *	200	3,074
Endo Pharmaceutical Holdings, Inc. *	80,850	2,855,622
Hi-Tech Pharmacal Company, Inc. *	100	1,180
King Pharmaceuticals, Inc. *	500	10,620
Medicis Pharmaceutical Corp., Class A	700	23,100
Noven Pharmaceuticals, Inc. *	300	7,035
PDL BioPharma, Inc. *	258,000	7,097,580

		9,998,211
Plastics — 0.00%
AEP Industries, Inc. *	100	4,464

Growth Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Publishing — 0.02%
Consolidated Graphics, Inc. *	200	$ 14,520
Valassis Communications, Inc. *	500	8,955

		23,475
Real Estate — 0.06%
Apartment Investment & Management
Company, Class A, REIT	100	5 487
Home Properties, Inc., REIT	300	17,280
iStar Financial, Inc., REIT	400	19,212
Jones Lang LaSalle, Inc., REIT	200	23,340
SL Green Realty Corp., REIT	100	14,008

		79,327
Retail Grocery — 0.00%
Ingles Markets, Inc.	100	3,569
Retail Trade — 6.92%
Abercrombie & Fitch Company, Class A	100	8,265
Advance Auto Parts, Inc.	62,850	2,603,247
Aeropostale, Inc. *	1,000	46,300
American Eagle Outfitters, Inc.	4,700	126,900
AnnTaylor Stores Corp. *	600	23,454
Big Lots, Inc. *	1,300	40,950
BJ's Wholesale Club, Inc. *	200	7,564
Cabela's, Inc. *	200	4,608
CarMax, Inc. *	4,600	110,400
Cash America International, Inc.	400	16,596
Casual Male Retail Group, Inc. *	200	2,348
Charlotte Russe Holding, Inc. *	500	13,925
Children's Place Retail Stores, Inc. *	400	22,584
Christopher & Banks Corp.	1,000	18,890
Dick's Sporting Goods, Inc. *	400	22,228
Dillard's, Inc., Class A	200	7,260
Dollar General Corp.	400	8,656
Dollar Tree Stores, Inc. *	1,600	67,696
Family Dollar Stores, Inc.	1,900	63,935
First Cash Financial Services, Inc. *	700	17,451
Fossil, Inc. *	1,100	34,331
FTD Group, Inc.	200	3,546
NBTY, Inc. *	1,600	84,048
Pacific Sunwear of California, Inc. *	500	9,945
Pantry, Inc. *	100	4,356
Payless ShoeSource, Inc. *	600	21,432
PetSmart, Inc.	1,100	37,642
RadioShack Corp.	1,500	51,210
Regis Corp.	100	3,987
Rent-A-Center, Inc. *	1,200	32,520
Rite Aid Corp. *	2,700	17,064
Ross Stores, Inc.	600	19,704
Saks, Inc. *	400	8,016
Steven Madden, Ltd. *	700	22,806
Systemax, Inc. * (a)	200	4,350
Talbots, Inc.	200	4,350
The Buckle, Inc.	250	10,225

The accompanying notes are an integral part of the portfolio of investments.
5

JOHN HANCOCK FUNDS III

PORTFOLIO OF INVESTMENTS — May 31, 2007 (Unaudited) — continued
(showing percentage of total net assets)

Growth Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Retail Trade (continued)
The Dress Barn, Inc. *	400	$ 9,236
The Men's Wearhouse, Inc.	700	37,338
Tiffany & Company	600	31,542
Tween Brands, Inc. *	600	26,118
Urban Outfitters, Inc. *	200,800	5,337,264
Williams-Sonoma, Inc.	400	13,556

		9,057,843
Sanitary Services — 0.01%
Nalco Holding Company	700	18,501
Semiconductors — 2.65%
Novellus Systems, Inc. *	900	27,621
OmniVision Technologies, Inc. *	1,300	23,205
QLogic Corp. *	1,000	17,060
Skyworks Solutions, Inc. *	1,700	12,053
Varian Semiconductor Equipment
Associates, Inc. *	80,400	3,388,860

		3,468,799
Software — 2.01%
Activision, Inc. *	200	3,958
BMC Software, Inc. *	2,700	89,478
Citrix Systems, Inc. *	700	23,527
FARO Technologies, Inc. *	100	3,319
Keane, Inc. *	300	4,257
Macrovision Corp. *	900	25,155
Manhattan Associates, Inc. *	300	8,718
Omnicell, Inc. *	200	4,502
Quality Systems, Inc. * (a)	60,150	2,463,142
Smith Micro Software, Inc. *	200	3,146
Sybase, Inc. *	300	7,218

		2,636,420
Steel — 0.08%
AK Steel Holding Corp. *	1,400	48,608
Carpenter Technology Corp.	100	13,257
Chaparral Steel Company	200	14,640
Steel Dynamics, Inc.	700	32,830

		109,335
Telecommunications Equipment &
Services — 5.36%
CommScope, Inc. *	400	21,892
Comtech Telecommunications Corp. *	200	8,954
Comverse Technology, Inc. *	300,000	6,876,000
InterDigital Communication Corp. *	200	6,510
J2 Global Communications, Inc. *	200	6,666
Polycom, Inc. *	2,100	66,612
SAVVIS, Inc. *	200	10,038
Sonus Networks, Inc. *	1,200	10,404
UTStarcom, Inc. * (a)	1,900	13,699

		7,020,775
Tires & Rubber — 0.06%
Goodyear Tire & Rubber Company *	2,300	81,581

Growth Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Tobacco — 0.00%
Alliance One International, Inc. *	300	$ 2,883
Toys, Amusements & Sporting Goods — 0.08%
Hasbro, Inc.	1,800	57,870
Marvel Entertainment, Inc. *	1,500	41,415

		99,285
Transportation — 0.04%
American Commercial Lines, Inc. *	400	12,676
Kirby Corp. *	200	8,004
Overseas Shipholding Group, Inc.	400	31,820
Saia, Inc. *	200	5,718

		58,218
Trucking & Freight — 3.93%
Arkansas Best Corp.	300	12,387
Celadon Group, Inc. *	700	11,557
EGL, Inc. *	200	9,270
Forward Air Corp.	300	10,203
J.B. Hunt Transport Services, Inc.	500	14,570
Landstar Systems, Inc.	200	9,732
Old Dominion Freight Lines, Inc. *	500	15,615
Oshkosh Truck Corp.	81,900	5,052,411
Ryder Systems, Inc.	100	5,392

		5,141,137

TOTAL COMMON STOCKS (Cost $103,841,614)		$ 128,554,524

SHORT TERM INVESTMENTS — 9.77%
John Hancock Cash Investment Trust (c)	$ 12,799,202	$ 12,799,202

TOTAL SHORT TERM INVESTMENTS
(Cost $12,799,202)		$ 12,799,202

Total Investments (Growth Opportunities Fund)
(Cost $116,640,816) — 107.94%		$ 141,353,726
Liabilities in Excess of Other Assets — (7.94)%		(10,399,956)

TOTAL NET ASSETS — 100.00%		$ 130,953,770

Footnotes
Percentages are stated as a percent of net assets.

Key to Legend
* Non-Income-Producing
(a) All or a portion of this security was out on loan
(c) Investment is an affiliate of the Trust's subadvisor

The accompanying notes are an integral part of the portfolio of investments.
6

JOHN HANCOCK FUNDS III - Growth Opportunities Fund
Notes to Financial Statements (Unaudited)

At May 31, 2007, the value of securities loaned and Cash collateral was as follows:

Value of Securities Loaned	Value of Cash Collateral

$12,548,237	$12,799,202

At May 31, 2007, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation/(depreciation) of investment securities for federal income tax purposes was as follows:

		Net Unrealized
Unrealized	Unrealized	Appreciation/
Appreciation	(Depreciation)	(Depreciation)

$33,770,139	($9,057,229)	$24,712,910

Notes to portfolio of investments

Security valuation

The net asset value of the common shares of the Fund is determined daily as of the close of the NYSE, normally at 4:00 p.m. Eastern time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the valuation provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

In deciding whether to make a fair value adjustment to the price of a security, the Board of Trustees or their designee may review a variety of factors, including developments in foreign markets, the performance of U.S. securities markets and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed, but the Fund is calculating the net asset value. In view of these factors, it is likely that a Fund investing significant amounts of assets in securities in foreign markets will be fair valued more frequently than a Fund investing significant amounts of assets in frequently traded, U.S. exchange listed securities of large-capitalization U.S. issuers.

For purposes of determining when fair value adjustments may be appropriate with respect to a Fund that invests in securities in foreign markets that close prior to the NYSE, the Fund will, on an ongoing basis, monitor for “significant market events.” A significant market event may be a certain percentage change in the value of an index or of certain Exchange Traded Funds that track foreign markets in which the Fund has significant investments. If a significant market event occurs due to a change in the value of the index or of Exchange Traded Funds, the pricing for a Fund that invests in foreign markets that have closed prior to the NYSE will promptly be reviewed and potential adjustments to the net asset value of the Fund will be recommended to the Trust’s Pricing Committee where applicable.

Fair value pricing of securities is intended to help ensure that the net asset value of the Fund’s shares reflects the value of the Fund’s securities as of the close of the NYSE (as opposed to a value which is no longer accurate as of such close), thus limiting the opportunity for aggressive traders to purchase shares of the Fund at deflated prices, reflecting stale security valuations, and to promptly sell such shares at a gain. However, a security’s valuation may differ depending on the method used for determining value and no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains.

Securities lending

The Fund may lend securities in amounts up to 331/3% of the Fund’s total assets. Such loans are callable at any time and are at all times fully secured by cash, cash equivalents or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities and marked-to-market on a daily basis. The Fund may bear the risk of delay in recovery of, or even of rights in, the securities loaned should the borrower of the securities fail financially. The Fund receives compensation for lending their securities either in the form of fees or by retaining a portion of interest on the investment of any cash received as collateral. The Fund invests the cash collateral received in connection with securities lending transactions in the John Hancock Cash Investment Trust (JHCIT), a Delaware common law trust and an affiliated fund. JHCIT is exempt from registration under Section 3(c)(7) of the 1940 Act (pursuant to exemptive order issued by the SEC) and is managed by the Adviser, for which the Adviser receives an investment advisory fee of 0.04% of the average daily net assets of the JHCIT.

All collateral received will be in an amount equal to at least 102% of the market value of the loaned securities and is intended to be maintained at that level during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund the next business day. During the loan period, the Fund continues to retain rights of ownership, including dividends and interest of the loaned securities.

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle†
James F. Carlin
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Grantham, Mayo, Van Otterloo & Co. LLC
40 Rowes Wharf
Boston, MA 02110

Custodian
State Street Bank & Trust Co.
2 Avenue de Lafayette
Boston, MA 02111

Transfer agent
John Hancock Signature Services, Inc.
One John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Kirkpatrick & Lockhart Preston Gates Ellis LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. One John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Growth Opportunities Fund.

840Q1 5/07
7/07

John Hancock
MUTUAL FUNDS

John Hancock Growth Fund

QUARTERLY PORTFOLIO HOLDINGS

5.31.2007

JOHN HANCOCK FUNDS III

PORTFOLIO OF INVESTMENTS — May 31, 2007 (Unaudited)
(showing percentage of total net assets)

Growth Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS — 93.42%
Advertising — 0.21%
Omnicom Group, Inc.	500	$ 52,650
Aerospace — 2.02%
General Dynamics Corp.	600	48,144
Lockheed Martin Corp.	2,900	284,490
Northrop Grumman Corp.	500	37,805
Raytheon Company	900	50,040
United Technologies Corp.	1,300	91,715

		512,194
Agriculture — 0.10%
Archer-Daniels-Midland Company	700	24,528
Apparel & Textiles — 1.83%
Cintas Corp.	300	11,508
Coach, Inc. *	4,100	210,576
Liz Claiborne, Inc.	600	20,814
NIKE, Inc., Class B	2,200	124,850
Polo Ralph Lauren Corp., Class A	200	19,506
VF Corp.	800	75,024

		462,278
Auto Parts — 0.45%
AutoZone, Inc. *	700	90,041
O'Reilly Automotive, Inc. *	600	22,794

		112,835
Auto Services — 0.18%
AutoNation, Inc. *	2,100	46,452
Automobiles — 1.00%
PACCAR, Inc.	2,900	252,967
Biotechnology — 0.14%
Amgen, Inc. *	200	11,266
Techne Corp. *	400	23,876

		35,142
Broadcasting — 0.48%
Liberty Media Corp. - Capital, Series A *	400	45,160
News Corp., Class A	3,400	75,106

		120,266
Building Materials & Construction — 0.41%
American Standard Companies, Inc.	1,200	71,736
Masco Corp.	1,100	33,231

		104,967
Business Services — 1.45%
Affiliated Computer Services, Inc., Class A *	400	23,340
Computer Sciences Corp. *	400	22,160
FactSet Research Systems, Inc.	300	19,149
First Data Corp.	1,800	58,860
Fiserv, Inc. *	1,500	88,875
Manpower, Inc.	900	82,800
Moody's Corp.	700	48,755
Pitney Bowes, Inc.	500	23,875

		367,814

Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Cable and Television — 3.18%
Comcast Corp., Class A *	16,550	$ 453,635
DIRECTV Group, Inc. *	12,100	282,656
Time Warner, Inc.	3,200	68,384

		804,675
Chemicals — 0.77%
Air Products & Chemicals, Inc.	100	7,799
Albemarle Corp.	1,100	44,704
E.I. Du Pont De Nemours & Company	1,400	73,248
PPG Industries, Inc.	900	68,571

		194,322
Colleges & Universities — 0.33%
Career Education Corp. *	800	27,896
ITT Educational Services, Inc. *	500	56,595

		84,491
Computers & Business Equipment — 10.57%
Apple Computer, Inc. *	1,500	182,340
CDW Corp.	1,200	102,168
Cisco Systems, Inc. *	33,000	888,360
Cognizant Technology Solutions Corp.,
Class A *	1 300	102 128
Dell, Inc. *	16,300	437,981
EMC Corp. *	3,900	65,871
Hewlett-Packard Company	2,500	114,275
Ingram Micro, Inc., Class A *	600	12,432
International Business Machines Corp.	5,700	607,620
Juniper Networks, Inc. *	500	12,205
Lexmark International, Inc. *	2,400	124,632
Network Appliance, Inc. *	800	25,752

		2,675,764
Construction Materials — 0.37%
Sherwin-Williams Company	1,200	81,168
Vulcan Materials Company	100	11,969

		93,137
Containers & Glass — 0.23%
Pactiv Corp. *	1,700	57,749
Correctional Facilities — 0.05%
Corrections Corp. of America *	200	12,960
Cosmetics & Toiletries — 1.26%
Avon Products, Inc.	1,600	61,424
Colgate-Palmolive Company	100	6,696
Estee Lauder Companies, Inc., Class A	600	28,380
International Flavors & Fragrances, Inc.	600	30,798
Kimberly-Clark Corp.	2,700	191,592

		318,890
Crude Petroleum & Natural Gas — 0.26%
Apache Corp.	200	16,150
Devon Energy Corp.	200	15,356
Occidental Petroleum Corp.	600	32,982

		64,488

The accompanying notes are an integral part of the portfolio of investments.
1

JOHN HANCOCK FUNDS III

PORTFOLIO OF INVESTMENTS — May 31, 2007 (Unaudited) — continued
(showing percentage of total net assets)

Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Drugs & Health Care — 0.19%
Immucor, Inc. *	400	$ 12,632
Wyeth	600	34,704

		47,336
Electrical Equipment — 0.63%
Emerson Electric Company	2,000	96,900
FLIR Systems, Inc. *	600	24,816
Molex, Inc.	1,300	38,662

		160,378
Electrical Utilities — 0.66%
CenterPoint Energy, Inc.	600	11,358
Constellation Energy Group, Inc.	200	18,354
Entergy Corp.	600	67,740
The AES Corp. *	2,900	68,817

		166,269
Electronics — 0.32%
Amphenol Corp., Class A	1,200	42,936
Avnet, Inc. *	500	21,420
Trimble Navigation, Ltd. *	600	17,514

		81,870
Energy — 0.05%
TXU Corp.	200	13,490
Financial Services — 2.96%
Citigroup, Inc.	700	38,143
Countrywide Financial Corp.	600	23,364
Franklin Resources, Inc.	200	27,148
Goldman Sachs Group, Inc.	1,400	323,148
MoneyGram International, Inc.	1,600	46,624
Morgan Stanley (c)	2,300	195,592
People's United Financial, Inc.	1,230	24,834
Raymond James Financial, Inc.	400	13,324
SEI Investments Company	400	24,692
The First Marblehead Corp.	900	33,534

		750,403
Food & Beverages — 2.23%
Campbell Soup Company	1,100	43,670
Corn Products International, Inc.	600	24,618
General Mills, Inc.	200	12,248
H.J. Heinz Company	1,600	76,128
Kraft Foods, Inc., Class A	1,207	40,845
McCormick & Company, Inc.	600	22,374
Sara Lee Corp.	1,100	19,690
Sysco Corp.	3,600	119,232
The Coca-Cola Company	3,900	206,661

		565,466
Healthcare Products — 5.79%
Baxter International, Inc.	2,000	113,680
Becton, Dickinson & Company	1,500	114,375
Biomet, Inc.	400	17,448
C.R. Bard, Inc.	400	33,764
DENTSPLY International, Inc.	400	14,456

Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Healthcare Products (continued)
IDEXX Laboratories, Inc. *	200	$ 17,658
Johnson & Johnson	10,400	658,008
Medtronic, Inc.	200	10,634
Patterson Companies, Inc. *	900	33,768
Respironics, Inc. *	500	22,075
Stryker Corp.	3,000	201,930
Zimmer Holdings, Inc. *	2,600	228,956

		1,466,752
Healthcare Services — 2.94%
Cardinal Health, Inc.	1,000	72,460
Express Scripts, Inc. *	1,200	122,520
Laboratory Corp. of America Holdings *	700	55,118
Lincare Holdings, Inc. *	800	32,072
McKesson Corp.	800	50,504
Quest Diagnostics, Inc.	2,700	132,354
UnitedHealth Group, Inc.	4,800	262,896
Wellpoint, Inc. *	200	16,282

		744,206
Holdings Companies/Conglomerates — 0.21%
Textron, Inc.	500	53,650
Homebuilders — 0.15%
Centex Corp.	300	14,508
Lennar Corp., Class A	500	22,825

		37,333
Hotels & Restaurants — 2.81%
Brinker International, Inc.	800	25,568
Jack in the Box, Inc. *	600	45,882
Marriott International, Inc., Class A	3,400	156,570
McDonald's Corp.	5,300	267,915
Starbucks Corp. *	3,700	106,597
Yum! Brands, Inc.	1,600	108,352

		710,884
Household Products — 0.43%
Energizer Holdings, Inc. *	1,000	99,060
Tempur-Pedic International, Inc. (a)	400	10,144

		109,204
Industrial Machinery — 0.49%
Deere & Company	400	48,188
Graco, Inc.	300	12,012
Lincoln Electric Holdings, Inc.	400	28,116
W.W. Grainger, Inc.	400	35,220

		123,536
Industrials — 0.09%
Crane Company	300	13,107
Fastenal Company	200	8,668

		21,775
Insurance — 2.89%
AFLAC, Inc.	1,900	100,434
Allstate Corp.	1,400	86,100
Ambac Financial Group, Inc.	600	53,766

The accompanying notes are an integral part of the portfolio of investments.
2

JOHN HANCOCK FUNDS III

PORTFOLIO OF INVESTMENTS — May 31, 2007 (Unaudited) — continued
(showing percentage of total net assets)

Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
American International Group, Inc.	2,000	$ 144,680
Brown & Brown, Inc.	1,100	28,666
CIGNA Corp.	500	83,815
MBIA, Inc.	500	33,275
PMI Group, Inc.	1,100	54,384
Progressive Corp.	1,100	25,355
Radian Group, Inc.	200	12,380
The Travelers Companies, Inc.	1,000	54,170
Torchmark Corp.	600	42,066
W.R. Berkley Corp.	400	13,176

		732,267
International Oil — 4.98%
Anadarko Petroleum Corp.	700	34,755
Chevron Corp.	4,100	334,109
ConocoPhillips	1,100	85,173
Exxon Mobil Corp.	9,700	806,749

		1,260,786
Internet Retail — 0.14%
Amazon.com, Inc. *	200	13,828
Expedia, Inc. *	500	12,015
IAC/InterActiveCorp. *	300	10,380

		36,223
Internet Software — 0.17%
McAfee, Inc. *	1,200	44,112
Leisure Time — 0.79%
International Game Technology	400	16,076
MGM Mirage, Inc. *	700	55,671
The Walt Disney Company	3,600	127,584

		199,331
Life Sciences — 0.19%
Waters Corp. *	800	48,240
Liquor — 1.01%
Anheuser-Busch Companies, Inc.	4,800	256,032
Manufacturing — 2.33%
Danaher Corp.	2,700	198,450
Harley-Davidson, Inc.	4,600	281,014
Illinois Tool Works, Inc.	2,100	110,712

		590,176
Medical-Hospitals — 0.19%
Manor Care, Inc.	700	47,600
Metal & Metal Products — 0.19%
Precision Castparts Corp.	400	47,824
Mobile Homes — 0.24%
Thor Industries, Inc.	1,400	61,012
Office Furnishings & Supplies — 0.09%
OfficeMax, Inc.	500	22,450
Pharmaceuticals — 7.09%
Abbott Laboratories	3,200	180,320
Bristol-Myers Squibb Company	1,700	51,527

Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
Forest Laboratories, Inc. *	4,800	$ 243,408
Merck & Company, Inc.	15,600	818,220
Pfizer, Inc.	8,700	239,163
Schering-Plough Corp.	8,000	261,920

		1,794,558
Publishing — 0.37%
Gannett Company, Inc.	1,100	64,702
McGraw-Hill Companies, Inc.	400	28,124

		92,826
Railroads & Equipment — 0.11%
CSX Corp.	600	27,264
Retail Grocery — 0.58%
Safeway, Inc.	1,700	58,616
The Kroger Company	2,900	87,928

		146,544
Retail Trade — 14.94%
Abercrombie & Fitch Company, Class A	400	33,060
American Eagle Outfitters, Inc.	4,500	121,500
AnnTaylor Stores Corp. *	700	27,363
Bed Bath & Beyond, Inc. *	2,600	105,716
Best Buy Company, Inc.	900	43,461
Big Lots, Inc. *	1,100	34,650
CarMax, Inc. *	2,700	64,800
Costco Wholesale Corp.	700	39,529
CVS Caremark Corp.	500	19,270
Dollar General Corp.	1,400	30,296
Dollar Tree Stores, Inc. *	1,800	76,158
Family Dollar Stores, Inc.	2,600	87,490
Gap, Inc.	1,100	20,372
Home Depot, Inc.	16,000	621,920
J.C. Penney Company, Inc.	900	72,432
Kohl's Corp. *	5,800	436,856
Limited Brands, Inc.	2,900	76,125
Lowe's Companies, Inc.	11,500	377,430
NBTY, Inc. *	800	42,024
Nordstrom, Inc.	1,900	98,667
PetSmart, Inc.	1,100	37,642
RadioShack Corp.	400	13,656
Sears Holdings Corp. *	400	72,008
Staples, Inc.	4,800	120,288
Target Corp.	3,900	243,477
The TJX Companies, Inc.	2,400	67,128
Tiffany & Company	500	26,285
Walgreen Company	2,800	126,364
Wal-Mart Stores, Inc.	13,600	647,360

		3,783,327
Sanitary Services — 0.48%
Ecolab, Inc.	1,300	56,095
Nalco Holding Company	400	10,572

The accompanying notes are an integral part of the portfolio of investments.
3

JOHN HANCOCK FUNDS III

PORTFOLIO OF INVESTMENTS — May 31, 2007 (Unaudited) — continued
(showing percentage of total net assets)

Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Sanitary Services (continued)
Waste Management, Inc.	1,400	$ 54,138

		120,805
Semiconductors — 0.97%
Intel Corp.	9,800	217,266
Novellus Systems, Inc. *	900	27,621

		244,887
Software — 5.97%
Adobe Systems, Inc. *	1,000	44,080
BEA Systems, Inc. *	2,100	26,985
BMC Software, Inc. *	1,700	56,338
Citrix Systems, Inc. *	500	16,805
Intuit, Inc. *	1,000	30,500
Microsoft Corp.	25,800	791,286
Oracle Corp. *	28,200	546,516

		1,512,510
Telecommunications Equipment &
Services — 0.14%
Polycom, Inc. *	1,100	34,892
Telephone — 1.26%
AT&T, Inc.	7,100	293,514
Verizon Communications, Inc.	600	26,118

		319,632
Tires & Rubber — 0.25%
Goodyear Tire & Rubber Company *	1,800	63,846
Tobacco — 0.86%
Altria Group, Inc.	1,300	92,430
Reynolds American, Inc.	200	13,008
UST, Inc.	2,100	112,119

		217,557
Toys, Amusements & Sporting Goods — 0.56%
Hasbro, Inc.	600	19,290
Mattel, Inc.	4,400	123,244

		142,534
Transportation — 0.31%
C.H. Robinson Worldwide, Inc.	800	43,344
Expeditors International of Washington, Inc.	800	34,928

		78,272
Trucking & Freight — 1.08%
FedEx Corp.	2,300	256,726
Ryder Systems, Inc.	300	16,176

		272,902

TOTAL COMMON STOCKS (Cost $21,106,652)		$ 23,649,530

SHORT TERM INVESTMENTS — 0.03%
John Hancock Cash Investment Trust (c)	$ 7,638	$ 7,638

TOTAL SHORT TERM INVESTMENTS
(Cost $7,638)		$ 7,638

Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS — 5.19%
Repurchase Agreement with State
Street Corp. dated 05/31/2007 at
4.60% to be repurchased at
$1,314,168 on 06/01/2007,
collateralized by $1,385,000
Federal Home Loan Mortgage
Corp., 4.875% due 05/17/2017
(Valued at $1,345,112, including
interest)	$ 1,314,000	$1,314,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,314,000)	$ 1,314,000

Total Investments (Growth Fund)
(Cost $22,428,290) — 98.64%	$ 24,971,168
Other Assets in Excess of Liabilities — 1.36%		345,266

TOTAL NET ASSETS — 100.00%	$ 25,316,434

Footnotes
Percentages are stated as a percent of net assets.

Key to Legend
* Non-Income-Producing
(a) All or a portion of this security was out on loan
(c) Investment is an affiliate of the Trust's subadvisor

The accompanying notes are an integral part of the portfolio of investments.
4

JOHN HANCOCK FUNDS III - Growth Fund
Notes to Financial Statements (Unaudited)
The following is a summary of open futures contracts at May 31, 2007:

				Unrealized
				Appreciation
Open contracts	Number of Contracts	Position	Expiration Date	(Depreciation)

S&P Mini 500 Index Futures	12	Long	Jun 2007	$27,502

				$27,502

At May 31, 2007, the value of securities loaned and Cash collateral was as follows:

Value of Securities Loaned	Value of Cash Collateral

$7,488	$7,638

At May 31, 2007, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation/(depreciation) of investment securities for federal income tax purposes was as follows:

		Net Unrealized
Unrealized	Unrealized	Appreciation/
Appreciation	(Depreciation)	(Depreciation)

$2,701,858	($158,980)	$2,542,878

Notes to portfolio of investments

Security valuation

The net asset value of the common shares of the Fund is determined daily as of the close of the NYSE, normally at 4:00 p.m. Eastern time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the valuation provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

In deciding whether to make a fair value adjustment to the price of a security, the Board of Trustees or their designee may review a variety of factors, including developments in foreign markets, the performance of U.S. securities markets and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed, but the Fund is calculating the net asset value. In view of these factors, it is likely that a Fund investing significant amounts of assets in securities in foreign markets will be fair valued more frequently than a Fund investing significant amounts of assets in frequently traded, U.S. exchange listed securities of large-capitalization U.S. issuers.

For purposes of determining when fair value adjustments may be appropriate with respect to a Fund that invests in securities in foreign markets that close prior to the NYSE, the Fund will, on an ongoing basis, monitor for “significant market events.” A significant market event may be a certain percentage change in the value of an index or of certain Exchange Traded Funds that track foreign markets in which the Fund has significant investments. If a significant market event occurs due to a change in the value of the index or of Exchange Traded Funds, the pricing for a Fund that invests in foreign markets that have closed prior to the NYSE will promptly be reviewed and potential adjustments to the net asset value of the Fund will be recommended to the Trust’s Pricing Committee where applicable.

Fair value pricing of securities is intended to help ensure that the net asset value of the Fund’s shares reflects the value of the Fund’s securities as of the close of the NYSE (as opposed to a value which is no longer accurate as of such close), thus limiting the opportunity for aggressive traders to purchase shares of the Fund at deflated prices, reflecting stale security valuations, and to promptly sell such shares at a gain. However, a security’s valuation may differ depending on the method used for determining value and no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains.

Repurchase agreements

The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. The Fund will take constructive receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, the Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. The Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser. Collateral for certain tri-party repurchase agreements is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty.

Securities lending

The Fund may lend securities in amounts up to 331/3% of the Fund’s total assets. Such loans are callable at any time and are at all times fully secured by cash, cash equivalents or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities and marked-to-market on a daily basis. The Fund may bear the risk of delay in recovery of, or even of rights in, the securities loaned should the borrower of the securities fail financially. The Fund receives compensation for lending their securities either in the form of fees or by retaining a portion of interest on the investment of any cash received as collateral. The Fund invests the cash collateral received in connection with securities lending transactions in the John Hancock Cash Investment Trust (JHCIT), a Delaware common law trust and an affiliated fund. JHCIT is exempt from registration under Section 3(c)(7) of the 1940 Act (pursuant to exemptive order issued by the SEC) and is managed by the Adviser, for which the Adviser receives an investment advisory fee of 0.04% of the average daily net assets of the JHCIT.

All collateral received will be in an amount equal to at least 102% of the market value of the loaned securities and is intended to be maintained at that level during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund the next business day. During the loan period, the Fund continues to retain rights of ownership, including dividends and interest of the loaned securities.

Futures

The Fund may purchase and sell financial futures contracts and options on those contracts. The Fund invests in contracts based on financial instruments such as U.S. Treasury Bonds or Notes or on securities indices such as the Standard & Poor’s 500 Index (the S&P 500 Index), in order to hedge against a decline in the value of securities owned by the Fund.

Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for account of the broker (the Funds’ agent in acquiring the futures position). If the position is closed out by taking an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made, cash is required to be paid to or released by the broker, and the Fund realizes a gain or loss.

When the Fund sells a futures contract based on a financial instrument, the Fund becomes obligated to deliver that kind of instrument at an agreed upon date for a specified price. The Fund realizes a gain or loss depending on whether the price of an offsetting purchase is less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase. The Fund could be exposed to risks if it could not close out futures positions because of an illiquid secondary market or the inability of counterparties to meet the terms of their contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle†
James F. Carlin
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Grantham, Mayo, Van Otterloo & Co. LLC
40 Rowes Wharf
Boston, MA 02110

Custodian
State Street Bank & Trust Co.
2 Avenue de Lafayette
Boston, MA 02111

Transfer agent
John Hancock Signature Services, Inc.
One John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Kirkpatrick & Lockhart Preston Gates Ellis LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. One John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Growth Fund.

860Q1 5/07
7/07

John Hancock

MUTUAL FUNDS

John Hancock International Growth Fund

QUARTERLY PORTFOLIO HOLDINGS

5.31.2007

JOHN HANCOCK FUNDS III

PORTFOLIO OF INVESTMENTS — May 31, 2007 (Unaudited)
(showing percentage of total net assets)

International Growth Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS — 85.13%
Australia — 4.73%
Australia and New Zealand
Banking Group, Ltd.	2,889	$ 68,913
BHP Billiton, Ltd.	2,238	58,364
Coles Myer, Ltd.	5,395	73,760
CSL, Ltd.	1,568	115,657
CSR, Ltd.	17,494	52,089
Foster's Group, Ltd.	10,171	53,503
Lend Lease Corp.	1,747	28,754
Lihir Gold, Ltd. *	8,098	20,964
Macquarie Bank, Ltd.	2,045	148,168
NRMA Insurance Group, Ltd.	17,611	86,959
Oxiana, Ltd.	15,700	42,463
QBE Insurance Group, Ltd.	6,951	179,489
Rio Tinto, Ltd.	1,313	103,668
Suncorp-Metway, Ltd.	4,894	85,652
Telstra Corp., Ltd.	1,528	6,142
Toll Holdings, Ltd.	4,430	84,640
Westpac Banking Corp., Ltd.	1,557	33,560
Woodside Petroleum, Ltd.	2,596	92,328
Woolworths, Ltd.	4,199	95,542
WorleyParsons, Ltd.	2,114	52,070
Zinifex, Ltd.	8,417	122,526

		1,605,211
Austria — 0.12%
OMV AG	621	41,210
Belgium — 1.83%
Belgacom SA	1,667	75,820
Colruyt SA	209	48,758
Fortis Group SA	5,469	227,190
Interbrew	961	80,941
KBC Bancassurance Holding NV	447	61,666
Solvay SA	185	29,529
UCB SA	855	49,976
Union Miniere SA	222	47,371

		621,251
Bermuda — 0.47%
Esprit Holdings, Ltd.	8,500	104,658
Li & Fung, Ltd.	16,000	53,682

		158,340
Canada — 3.90%
Bank Nova Scotia Halifax	1,000	50,285
Canadian Imperial Bank of Commerce	700	67,161
Canadian National Railway Company	700	38,137
Canadian Natural Resources, Ltd.	1,000	66,433
EnCana Corp.	3,700	226,509
Goldcorp, Inc.	3,800	91,369
LionOre Mining International, Ltd. *	2,300	61,772
Petro-Canada	1,100	55,478
Potash Corp. of Saskatchewan, Inc.	1,200	85,069
Research In Motion, Ltd. *	1,700	281,649
Royal Bank of Canada	2,100	114,371

International Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Suncor Energy, Inc.	900	$ 78,124
Teck Cominco, Ltd.	1,600	67,582
Toronto Dominion Bank Ontario	600	41,418

		1,325,357
Cayman Islands — 0.20%
Foxconn International Holdings, Ltd. *	22,000	68,459
Denmark — 1.43%
A P Moller- Maersk AS, Series A	3	35,702
A P Moller- Maersk AS	5	61,038
Danske Bank AS	1,200	52,280
H. Lundbeck AS	1,200	29,959
Novo Nordisk AS	2,050	215,829
Topdanmark AS *	150	27,711
Vestas Wind Systems AS *	900	63,224

		485,743
Finland — 0.92%
Kone Corp. Oyj	434	25,975
Metso Oyj	400	22,245
Nokia AB Oyj	5,303	145,174
Rautaruukki Oyj	609	37,686
Sampo Oyj, A Shares	1,639	51,836
YIT Oyj	836	29,128

		312,044
France — 9.34%
BNP Paribas SA	2,163	262,404
Bouygues SA	622	54,891
Carrefour SA	2,276	165,827
Casino Guich-Perrachon SA	262	27,717
Compagnie Generale des Etablissements
Michelin, Class B	260	34,053
Credit Agricole SA	2,133	88,034
Electricite de France	706	65,466
Gaz de France	992	49,803
Groupe Danone SA	380	59,518
L'Oreal SA	1,198	142,305
PSA Peugeot Citroen SA	1,705	135,073
Publicis Groupe SA	486	22,033
Renault Regie Nationale SA	1,197	171,091
Sanofi-Aventis SA	4,658	449,034
Schneider Electric SA	408	58,887
Societe Generale	334	65,056
Societe Television Francaise 1	530	18,851
Total SA	13,969	1,052,341
Unibail	339	97,255
Vallourec SA	291	93,111
Vinci SA, ADR	734	58,060

		3,170,810
Germany — 4.70%
Altana AG	1,163	28,380
BASF AG	530	65,623

The accompanying notes are an integral part of the portfolio of investments.
1

JOHN HANCOCK FUNDS III

PORTFOLIO OF INVESTMENTS — May 31, 2007 (Unaudited) — continued
(showing percentage of total net assets)

International Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Germany (continued)
Beiersdorf AG	656	$ 47,133
Deutsche Bank AG	1,428	217,190
Deutsche Boerse AG	615	145,544
Fresenius Medical Care AG	229	33,603
Henkel KGaA	167	25,979
MAN AG	509	73,842
Merck & Company AG	160	21,053
Metro AG	703	56,847
Muenchener Rueckversicherungs-
Gesellschaft AG	1,955	367,932
Salzgitter AG	849	162,695
Stada Arzneimittel AG	435	28,095
Thyssen Krupp AG	2,464	143,924
United Internet AG	3,772	74,135
Volkswagen AG	679	103,025

		1,595,000
Hong Kong — 0.51%
Hong Kong Electric Holdings, Ltd.	10,000	51,671
Hong Kong Exchange & Clearing, Ltd.	11,000	122,692

		174,363
Ireland — 1.76%
Allied Irish Banks PLC	2,477	74,708
Anglo Irish Bank Corp. PLC	6,239	146,458
Bank of Ireland	3,342	71,978
C&C Group PLC	5,225	86,948
CRH PLC	2,276	110,531
Depfa Bank PLC	3,216	59,271
Irish Life & Permanent PLC	1,675	46,237

		596,131
Italy — 2.70%
AEM SpA	13,177	50,432
Banco Popolare Di Verona e Novara SpA	1,190	36,147
Capitalia SpA	3,250	33,577
Enel SpA	3,670	41,743
Eni SpA	19,274	681,397
Saipem SpA	1,193	37,282
Telecom Italia SpA	12,338	35,768

		916,346
Japan — 18.45%
Aiful Corp.	1,200	37,545
Ajinomoto Company, Inc.	2,000	23,092
Asahi Breweries, Ltd.	2,000	31,895
Astellas Pharmaceuticals, Inc.	2,600	115,081
Canon, Inc.	8,200	482,135
Central Japan Railway Company, Ltd.	5	51,324
Chiyoda Corp.	1,000	20,119
Chubu Electric Power Company, Inc.	1,800	51,144
Denso Corp.	1,700	59,610
Eisai Company, Ltd.	1,300	60,423
Fast Retailing Company, Ltd.	200	15,488
Fuji Photo Film Company, Ltd.	3,400	140,719

International Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Honda Motor Company, Ltd.	9,300	$ 326,865
Hoya Corp.	1,800	58,239
Ibiden Company, Ltd.	500	26,976
Inpex Holdings, Inc.	2	17,573
Isuzu Motors, Ltd.	11,000	53,566
Japan Tobacco, Inc.	20	104,126
JFE Holdings, Inc.	2,100	127,612
Kansai Electric Power Company, Ltd.	2,100	52,769
Kawasaki Heavy Industries, Ltd.	10,000	39,171
Kawasaki Kisen Kaisha, Ltd.	10,000	121,125
KDDI Corp.	6	51,242
Keyence Corp.	200	42,702
Kirin Brewery Company, Ltd.	3,000	46,413
Komatsu, Ltd.	2,000	53,049
Konica Minolta Holdings, Inc.	4,500	61,158
Kubota Corp.	2,000	16,736
Mitsubishi Corp.	1,000	24,348
Mitsubishi Estate Company, Ltd.	3,000	92,137
Mitsubishi Gas & Chemicals Company, Inc.	4,000	33,373
Mitsubishi Rayon Company, Ltd.	3,000	19,166
Mitsui O.S.K. Lines, Ltd.	9,000	123,277
Mitsui Trust Holdings, Inc.	7,000	64,841
Mizuho Financial Group, Inc.	13	91,915
Nikon Corp.	2,000	50,585
Nintendo Company, Ltd.	500	174,707
Nippon Oil Corp.	12,000	101,893
Nippon Steel Corp.	48,000	335,438
Nippon Telegraph & Telephone Corp.	5	23,527
Nippon Yusen Kabushiki Kaisha	13,000	119,885
Nissan Motor Company, Ltd.	8,500	94,510
NTT DoCoMo, Inc.	43	73,094
Olympus Optical Company, Ltd.	1,000	37,857
Orix Corp.	200	53,541
Osaka Gas Company, Ltd.	14,000	52,080
Pacific Metals Company, Ltd.	3,000	56,292
Resona Holdings, Inc.	50	124,410
Ricoh Company, Ltd.	5,000	108,807
SBI Holdings, Inc.	124	39,763
Sega Sammy Holdings, Inc.	1,200	22,073
Sekisui House, Ltd.	2,000	29,431
Seven & I Holdings Company, Ltd.	1,100	31,796
Shin-Etsu Chemical Company, Ltd.	1,900	127,317
Shinsei Bank, Ltd.	6,000	26,311
SOFTBANK Corp.	2,500	55,122
Sony Corp.	3,200	184,209
Sumitomo Metal Industries, Ltd.	6,000	32,470
Sumitomo Metal Mining Company, Ltd.	4,000	91,152
Sumitomo Mitsui Financial Group, Inc.	8	77,520
Sumitomo Realty &
Development Company, Ltd.	2,000	75,549
Suzuki Motor Corp.	2,000	55,841
Takeda Pharmaceutical Company, Ltd.	4,900	328,746

The accompanying notes are an integral part of the portfolio of investments.
2

JOHN HANCOCK FUNDS III

PORTFOLIO OF INVESTMENTS — May 31, 2007 (Unaudited) — continued
(showing percentage of total net assets)

International Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
TDK Corp.	1,100	$ 99,815
Terumo Corp.	1,700	66,450
The Tokyo Electric Power Company, Ltd.	1,900	63,190
Tokyo Electron, Ltd.	400	28,742
Tokyo Gas Company, Ltd.	13,000	64,053
Tokyo Steel Manufacturing Company, Ltd.	2,600	40,310
Toyota Motor Corp.	9,000	539,520
Toyota Tsusho Corp.	1,000	24,636
Trend Micro, Inc.	500	16,465

		6,264,061
Netherlands — 2.12%
ABN AMRO Holdings NV	2,741	131,379
Aegon NV	1,863	38,194
ASML Holding NV *	2,456	63,601
DSM NV	1,057	52,498
Heineken NV	2,722	158,555
ING Groep NV	1,777	79,150
Randstad Holdings NV	943	76,799
Reed Elsevier NV	1,830	36,435
TNT Post Group NV	1,868	82,575

		719,186
Norway — 1.21%
Orkla ASA	1,900	33,497
Statoil ASA	4,250	115,910
Tandberg ASA	3,100	69,792
Telenor ASA	6,400	124,222
Yara International ASA	2,300	66,535

		409,956
Portugal — 0.21%
Electricidade De Portugal, SA	5,065	28,822
Portugal Telecom, SGPS, SA	3,054	42,522

		71,344
Singapore — 0.73%
Capitaland, Ltd. *	19,000	100,532
Cosco Corp. Singapore, Ltd.	14,000	24,144
Singapore Telecommunications, Ltd.	54,000	124,872

		249,548
Spain — 5.59%
Abertis Infraestructuras SA	1,036	34,368
Acerinox SA	3,413	86,914
ACS Actividades SA	1,756	117,593
Banco de Sabadell SA	3,032	35,037
Banco Popular Espanol SA	5,109	102,269
Banco Santander Central Hispano SA	4,811	92,420
Gamesa Corporacion Tecno SA	1,038	38,275
Gas Natural SDG SA	985	58,078
Iberdrola SA	4,048	233,615
Industria de Diseno Textil SA	3,220	203,200
Repsol SA	3,700	135,635
Sacyr Vallehermoso SA	1,474	84,472

International Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Spain (continued)
Telefonica SA	29,706	$ 674,958

		1,896,834
Sweden — 3.20%
Alfa Laval AB	700	44,056
Boliden AB, ADR *	2,150	44,587
Getinge AB, Series B	1,000	23,267
Hennes & Mauritz AB - Series B	4,250	269,018
Nordea Bank AB	5,200	85,670
Sandvik AB, ADR *	3,600	66,984
Scania AB - Series B, ADR *	3,200	78,617
Skandinaviska Enskilda Banken AB - Series A	2,000	65,755
Ssab Svenskt Stal AB - Series A	2,400	89,485
Swedbank AB - Series A	1,800	66,333
Swedish Match AB	3,600	66,594
Volvo AB - Series A *	2,900	61,817
Volvo AB - Series B *	6,000	125,730

		1,087,913
Switzerland — 4.07%
Actelion, Ltd. *	361	78,885
Adecco SA	941	68,619
Compagnie Financiere
Richemont AG, Series A	352	21,646
Credit Suisse Group AG	2,240	170,290
Geberit AG, ADR	570	99,551
Nestle SA	265	103,163
Nobel Biocare Holding AG, Series BR	109	37,362
Novartis AG	3,983	223,806
Phonak Holding AG	294	28,073
Roche Holdings AG	406	74,487
Societe Generale de Surveillance Holdings AG	17	22,129
Swatch Group AG - BR shares	194	55,573
Swiss Re	804	76,509
Synthes AG	369	45,986
Zurich Financial Services AG	900	275,259

		1,381,338
United Kingdom — 16.94%
3i Group PLC	4,346	104,447
Alliance & Leicester PLC	867	20,339
AstraZeneca Group PLC	6,901	366,949
Aviva PLC	7,433	117,424
Barclays PLC	4,343	62,075
Barratt Developments PLC	3,513	75,874
BG Group PLC	14,031	214,434
British Land Company PLC	1,066	30,536
British Sky Broadcasting Group PLC	5,453	71,247
BT Group PLC	43,467	283,533
Burberry Group PLC	4,055	54,868
Capita Group PLC	5,094	74,725
Centrica PLC	24,009	182,156
Compass Group PLC	8,027	59,908
Dixons Group PLC	13,638	45,438

The accompanying notes are an integral part of the portfolio of investments.
3

JOHN HANCOCK FUNDS III

PORTFOLIO OF INVESTMENTS — May 31, 2007 (Unaudited) — continued
(showing percentage of total net assets)

International Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Enterprise Inns PLC	4,227	$ 61,756
George Wimpey PLC	5,315	66,077
GlaxoSmithKline PLC	6,236	161,721
Greene King PLC	1,345	29,635
Hammerson PLC	1,579	49,764
HBOS PLC	8,160	175,593
HSBC Holdings PLC	9,045	167,241
Imperial Tobacco Group PLC	2,436	105,322
Inchcape PLC	4,704	51,683
Land Securities Group PLC	1,592	61,330
Man Group PLC	7,737	90,138
Marks & Spencer Group PLC	8,149	112,764
National Grid PLC, ADR	16,374	253,808
Next Group PLC	3,692	161,453
Old Mutual PLC	16,550	56,746
Reckitt Benckiser PLC	2,675	145,416
Reuters Group PLC	3,945	49,045
Rio Tinto PLC	5,779	419,862
Royal Bank of Scotland Group PLC	30,756	382,060
Royal Dutch Shell PLC, A Shares	7,095	264,338
Royal Dutch Shell PLC, B Shares	5,519	208,462
Scottish & Southern Energy PLC	6,141	185,151
Smith & Nephew PLC	4,195	51,489
Tesco PLC	37,970	344,830
Travis Perkins PLC	2,014	82,571
William Morrison Supermarket PLC	39,892	248,170

		5,750,378

TOTAL COMMON STOCKS (Cost $24,705,032)		$ 28,900,823

PREFERRED STOCKS — 0.36%
Germany — 0.36%
Porsche AG	68	120,781

TOTAL PREFERRED STOCKS (Cost $76,053)		$ 120,781

REPURCHASE AGREEMENTS — 6.14%
Repurchase Agreement with State
Street Corp. dated 05/31/2007 at
4.60% to be repurchased at
$2,086,267 on 06/01/2007,
collateralized by $1,950,000
Federal National Mortgage
Association, 6.09% due
09/27/2027 (Valued at $2,127,938,
including interest)	$ 2,086,000	$ 2,086,000

TOTAL REPURCHASE AGREEMENTS
(Cost $2,086,000)		$ 2,086,000

Total Investments (International Growth Fund)
(Cost $26,867,085) — 91.63%		$ 31,107,604
Other Assets in Excess of Liabilities — 8.37%		2,841,766

TOTAL NET ASSETS — 100.00%		$ 33,949,370

The portfolio had the following five top industry concentrations as of
May 31, 2007 (as a percentage of total net assets):
Banking	8.92%
International Oil	7.89%
Automobiles	5.65%
Telecommunications Equipment & Services	4.68%
Pharmaceuticals	4.43%

Footnotes

Percentages are stated as a percent of net assets.

Key to Security Abbreviations and Legend
ADR - American Depositary Receipts

* Non-Income-Producing

The accompanying notes are an integral part of the portfolio of investments.
4

JOHN HANCOCK FUNDS III - International Growth Fund
Notes to Financial Statements (Unaudited)

The following is a summary of open futures contracts at May 31, 2007:

				Unrealized
				Appreciation
Open contracts	Number of Contracts	Position	Expiration Date	(Depreciation)

DAX Index Futures	3	Long	Jun 2007	$113,185
CME E Mini MSCI Index Futures	16	Long	Jun 2007	4,373
Hang Seng Stock Index Futures	4	Long	Jun 2007	3,619
MSCI Singapore Stock Index Futures	5	Long	Jun 2007	590
CAC 40 10 Euro Index Futures	3	Short	Jun 2007	(6,638)
S&P/Toronto Stock Exchange 60 Index Futures	7	Short	Jun 2007	(60,650)

				$54,479

Open forward foreign currency contracts on May 31, 2007, were as follows:

	Principal		Unrealized
Currency	Amount Covered		Appreciation
Buys	by Contract	Settlement Date	(Depreciation)

Canadian Dollar	156,000	Aug 2007	$2,015
Euro Currency	115,000	Aug 2007	(1,245)
Japanese Yen	175,690,000	Aug 2007	(3,967)
Japanese Yen	30,455,000	Aug 2007	(3,738)
New Zealand Dollar	165,000	Aug 2007	44
New Zealand Dollar	102,000	Aug 2007	841
Norwegian Krone	1,323,000	Aug 2007	147
Singapore Dollar	170,000	Aug 2007	10
Swedish Krona	4,733,000	Aug 2007	(9,455)
Swiss Franc	608,500	Aug 2007	1,820
Swiss Franc	608,500	Aug 2007	2,108

			($11,420)

	Principal		Unrealized
Currency	Amount Covered		Appreciation
Sells	by Contract	Settlement Date	(Depreciation)

Australian Dollar	644,590	Aug 2007	($3,638)
Australian Dollar	194,717	Aug 2007	(1,690)
Australian Dollar	644,334	Aug 2007	(3,894)
Danish Krone	135,495	Aug 2007	984
Danish Krone	297,074	Aug 2007	(189)
Euro Currency	172,844	Aug 2007	147
Hong Kong Dollar	330,436	Aug 2007	(399)
Pound Sterling	1,207,308	Aug 2007	(3,205)
Swedish Krona	143,733	Aug 2007	3,815

			($8,069)

At May 31, 2007, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation/(depreciation) of investment securities for federal income tax purposes was as follows:

		Net Unrealized
Unrealized	Unrealized	Appreciation/
Appreciation	(Depreciation)	(Depreciation)

$4,450,153	($209,634)	$4,240,519

Notes to portfolio of investments

Security valuation

The net asset value of the common shares of the Fund is determined daily as of the close of the NYSE, normally at 4:00 p.m. Eastern time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the valuation provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

In deciding whether to make a fair value adjustment to the price of a security, the Board of Trustees or their designee may review a variety of factors, including developments in foreign markets, the performance of U.S. securities markets and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed, but the Fund is calculating the net asset value. In view of these factors, it is likely that a Fund investing significant amounts of assets in securities in foreign markets will be fair valued more frequently than a Fund investing significant amounts of assets in frequently traded, U.S. exchange listed securities of large-capitalization U.S. issuers.

For purposes of determining when fair value adjustments may be appropriate with respect to a Fund that invests in securities in foreign markets that close prior to the NYSE, the Fund will, on an ongoing basis, monitor for “significant market events.” A significant market event may be a certain percentage change in the value of an index or of certain Exchange Traded Funds that track foreign markets in which the Fund has significant investments. If a significant market event occurs due to a change in the value of the index or of Exchange Traded Funds, the pricing for a Fund that invests in foreign markets that have closed prior to the NYSE will promptly be reviewed and potential adjustments to the net asset value of the Fund will be recommended to the Trust’s Pricing Committee where applicable.

Fair value pricing of securities is intended to help ensure that the net asset value of the Fund’s shares reflects the value of the Fund’s securities as of the close of the NYSE (as opposed to a value which is no longer accurate as of such close), thus limiting the opportunity for aggressive traders to purchase shares of the Fund at deflated prices, reflecting stale security valuations, and to promptly sell such shares at a gain. However, a security’s valuation may differ depending on the method used for determining value and no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains.

Repurchase agreements

The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. The Fund will take constructive receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, the Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. The Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser. Collateral for certain tri-party repurchase agreements is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty.

Futures

The Fund may purchase and sell financial futures contracts and options on those contracts. The Fund invests in contracts based on financial instruments such as U.S. Treasury Bonds or Notes or on securities indices such as the Standard & Poor’s 500 Index (the S&P 500 Index), in order to hedge against a decline in the value of securities owned by the Fund.

Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for account of the broker (the Funds’ agent in acquiring the futures position). If the position is closed out by taking an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made, cash is required to be paid to or released by the broker, and the Fund realizes a gain or loss.

When the Fund sells a futures contract based on a financial instrument, the Fund becomes obligated to deliver that kind of instrument at an agreed upon date for a specified price. The Fund realizes a gain or loss depending on whether the price of an offsetting purchase is less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase. The Fund could be exposed to risks if it could not close out futures positions because of an illiquid secondary market or the inability of counterparties to meet the terms of their contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

Forward foreign currency contracts

The Fund may purchase and sell forward foreign currency contracts in order to hedge a specific transaction or Fund position. Forward foreign currency contracts are valued at forward foreign currency exchange rates and marked to market daily. Net realized gains (losses) on foreign currency and forward foreign currency contracts shown in the Statements of Operations include net gains or losses realized by the Fund on contracts that have matured.

The net U.S. dollar value of foreign currency underlying all contractual commitments held at the end of the period, the resulting net unrealized appreciation (depreciation) and related net receivable or payable amount are determined using forward foreign currency exchange rates supplied by a quotation service. The Fund could be exposed to risks in excess of amounts recognized on the Statements of Assets and Liabilities if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the forward foreign currency contract changes unfavorably.

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle†
James F. Carlin
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Investment Management
Services, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Grantham, Mayo, Van Otterloo & Co. LLC
40 Rowes Wharf
Boston, MA 02110

Custodian
State Street Bank & Trust Co.
2 Avenue de Lafayette
Boston, MA 02111

Transfer agent
John Hancock Signature Services, Inc.
One John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Kirkpatrick & Lockhart
Preston Gates Ellis LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. One John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock International Growth Fund.

870Q1 5/07
7/07

John Hancock

MUTUAL FUNDS

John Hancock International Allocation Portfolio

QUARTERLY PORTFOLIO HOLDINGS

5.31.2007

JOHN HANCOCK FUNDS III

PORTFOLIO OF INVESTMENTS — May 31, 2007 (Unaudited)
(showing percentage of total net assets)

International Allocation Portfolio
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES — 99.72%
JOHN HANCOCK FUNDS — 17.96%
Greater China Opportunities (MFC Global
Investment Management (U.S.A.) Limited) *	43,256	$873,772
International Classic Value (Pzena
Investment Management, LLC) *	378,258	4,346,187

		5,219,959
JOHN HANCOCK FUNDS II — 65.81%
International Opportunities (Marsico Capital
Management, LLC)	332,195	6,374,815
International Small Company (Dimensional
Fund Advisors, Inc.)	601,181	7,244,227
International Value (Franklin Templeton)	272,141	5,505,403

		19,124,445
JOHN HANCOCK FUNDS III — 15.95%
International Growth (Grantham, Mayo, Van
Otterloo & Co.) *	177,965	4,635,991

TOTAL INVESTMENT COMPANIES (Cost $27,444,317)	$ 28,980,395

Total Investments (International Allocation Portfolio)
(Cost $27,444,317) — 99.72%	$ 28,980,395
Other Assets in Excess of Liabilities — 0.28%		80,358

TOTAL NET ASSETS — 100.00%	$ 29,060,753

Footnotes

Percentages are stated as a percent of net assets.

Key to Legend
* Non-Income-Producing

The accompanying notes are an integral part of the portfolio of investments.
1

JOHN HANCOCK FUNDS III - International Allocation Fund
Notes to Financial Statements (Unaudited)

At May 31, 2007, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation/(depreciation) of investment securities for federal income tax purposes was as follows:

		Net Unrealized
Unrealized	Unrealized	Appreciation/
Appreciation	(Depreciation)	(Depreciation)

$1,536,078	-	$1,536,078

Notes to portfolio of investments

Security valuation

The net asset value of the shares of the Portfolio is determined daily as of the close of the New York Stock Exchange, normally at 4:00 p.m., Eastern Time. Investments in the underlying funds are valued at their respective net asset values each business day, or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Securities in the affiliated underlying funds’ portfolios are valued in accordance with their respective valuation polices, as outlined in the affiliated underlying funds’ financial statements. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost.

Investment in affiliated underlying funds

The Portfolio invests primarily in the affiliated underlying funds that are managed by affiliates of the Adviser. The Portfolio does not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the Portfolio’s investment may represent a significant portion of each underlying fund’s net assets. A summary of the Portfolio’s transactions in the securities of affiliated issuers is set forth below.

	Beginning			Ending
Affiliate –	Share	Shares	Shares	Share	Sale	Ending
Class NAV	Amount	Purchased	Sold	Amount	Proceeds	Value

JHF Greater China Opportunities Fund	6,802	36,525	71	43,256	$1,303	$873,772
JHF International Classic Value Fund	55,898	322,726	366	378,258	4,060	4,346,187
JHF II International Opportunities Fund	50,726	281,761	292	332,195	5,376	6,374,815
JHF II International Small Company Fund	93,498	508,747	1,064	601,181	11,895	7,244,227
JHF II International Value Fund	41,799	230,639	297	272,141	5,692	5,505,403
JHF III International Growth Fund	27,268	150,917	220	177,965	5,362	4,635,991

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle†
James F. Carlin
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
State Street Bank & Trust Co.
2 Avenue de Lafayette
Boston, MA 02111

Transfer agent
John Hancock Signature Services, Inc.
One John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Kirkpatrick & Lockhart Preston Gates Ellis LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. One John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives	**1-800-225-5291**
	EASI-Line	**1-800-338-8080**
	TDD line	**1-800-554-6713**

This report is for the information of the shareholders of John Hancock International Allocation Portfolio.

318Q1 5/07
7/07

John Hancock
MUTUAL FUNDS

John Hancock Global Shareholder Yield Fund

QUARTERLY PORTFOLIO HOLDINGS

5.31.2007

JOHN HANCOCK FUNDS III
PORTFOLIO OF INVESTMENTS — May 31, 2007 (Unaudited)
(showing percentage of total net assets)

Global Shareholder Yield Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS — 84.69%
Australia — 5.36%
APN News & Media, Ltd.	69,056	$352,978
John Fairfax Holdings, Ltd.	49,100	197,774
Macquarie Infrastructure Group, Ltd.	72,593	222,154
NRMA Insurance Group, Ltd.	57,100	281,947
St George Bank, Ltd. *	9,600	296,565

		1,351,418
Austria — 1.33%
Telekom Austria AG *	12,300	336,558

Belgium — 2.18%
Belgacom SA	5,100	231,963
Fortis Group SA	1,800	74,774
Interbrew	2,900	244,256

		550,993
Canada — 2.80%
Manitoba Telecom Services, Inc. *	5,100	233,768
TransAlta Corp.	4,400	116,404
Yellow Pages Income Fund	26,200	356,727

		706,899
China — 0.34%
PetroChina Company, Ltd., Class H	66,000	86,208

Finland — 1.43%
Fortum Corp. Oyj	11,000	361,657

France — 3.27%
France Telecom SA *	11,500	353,189
PagesJaunes Groupe SA	11,100	237,423
Vivendi Universal SA	5,400	235,220

		825,832
Germany — 1.93%
RWE AG	4,300	487,062

Hong Kong — 0.25%
Vitasoy International Holdings, Ltd.	138,000	61,675

Ireland — 1.21%
Independent News & Media PLC	36,400	185,096
Irish Life & Permanent PLC - London	400	11,085
Irish Life & Permanent PLC	3,900	107,657

		303,838
Italy — 5.69%
Enel SpA	41,600	473,162
Eni SPA, SADR	1,700	120,139
Mondadori (Arnoldo) Editore SpA	29,000	299,224
T.E.R.N.A SpA	93,500	358,161
Telecom Italia SpA	64,300	186,407

		1,437,093
Malaysia — 0.32%
British American Tobacco Malaysia Berhad	6,000	80,771

Netherlands — 0.70%
ABN AMRO Holdings NV	3,700	177,346

Global Shareholder Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Norway — 0.92%
Veidekke ASA	20,400	$232,171

Philippines — 0.47%
Philippine Long Distance
Telephone Company, ADR *	2,100	118,251

South Korea — 0.18%
SK Telecom Company, Ltd., ADR	1,700	45,662

Sweden — 0.47%
Swedish Match AB	6,400	118,388

United Kingdom — 8.43%
Barclays PLC	16,300	232,977
De La Rue PLC	8,100	120,745
Diageo PLC, SADR	4,100	350,099
GKN PLC	12,000	93,004
Legal & General Group PLC	48,100	146,355
Lloyds TSB Group PLC	21,170	240,978
National Grid PLC, ADR	19,100	296,062
Tomkins PLC	43,400	231,331
Vodafone Group PLC	77,700	243,034
Yorkshire Water PLC	8,600	173,995

		2,128,580
United States — 47.41%
AllianceBernstein Holding LP *	4,700	429,627
Altria Group, Inc.	4,100	291,510
American Campus Communities, Inc., REIT	2,500	73,550
AT&T, Inc.	11,600	479,544
Automatic Data Processing, Inc.	2,400	119,280
Ball Corp.	5,400	298,944
Bank of America Corp.	4,600	233,266
Bristol-Myers Squibb Company	7,800	236,418
CBS Corp., Class B	7,100	236,146
Citizens Communications Company	30,000	475,500
Companhia de Saneamento Basico do
Estado de Sao Paulo, ADR *	2,200	88,792
ConocoPhillips	1,600	123,888
DaVita, Inc. *	2,100	115,983
Diamond Offshore Drilling, Inc.	1,300	122,681
Duke Energy Corp.	24,200	472,868
E.I. Du Pont De Nemours & Company	6,900	361,008
General Electric Company	6,300	236,754
General Maritime Corp.	1,800	54,576
Great Plains Energy, Inc.	7,700	239,624
Hawaiian Electric Industries, Inc.	7,000	171,500
Health Care Property Investors, Inc., REIT	7,300	238,491
Idearc, Inc.	8,000	282,000
Iowa Telecommunications Services, Inc.	7,900	177,671
KeySpan Corp.	11,300	470,871
Magellan Midstream Partners LP	5,200	241,124
Merck & Company, Inc.	4,200	220,290
Nicor, Inc.	1,600	75,120
NSTAR	3,800	132,354
OGE Energy Corp.	3,400	125,528

The accompanying notes are an integral part of the portfolio of investments.
1

JOHN HANCOCK FUNDS III
PORTFOLIO OF INVESTMENTS — May 31, 2007 (Unaudited) — continued
(showing percentage of total net assets)

Global Shareholder Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States (continued)
ONEOK Partners LP	4,900	$336,924
ONEOK, Inc.	2,500	135,250
Packaging Corp. of America	6,700	173,262
Pfizer, Inc.	7,600	208,924
Plains All American Pipeline LP	1,400	86,730
Progress Energy, Inc.	7,100	355,639
Regions Financial Corp.	1,300	46,371
Reynolds American, Inc.	7,100	461,784
Southern Copper Corp.	4,100	363,588
Spectra Energy Corp.	6,600	175,758
Statoil ASA	12,700	346,710
TECO Energy, Inc.	13,500	237,060
Telecom Corporation of New Zealand	8,300	237,546
The Laclede Group, Inc.	3,800	118,408
The Southern Company	4,900	176,449
US Bancorp	10,200	352,716
UST, Inc.	2,700	144,153
Verizon Communications, Inc.	10,900	474,477
Westar Energy, Inc.	2,800	74,228
WGL Holdings, Inc.	4,600	162,242
Windstream Corp.	31,500	473,130

		11,966,257

TOTAL COMMON STOCKS (Cost $20,231,499)		$21,376,659

INVESTMENT COMPANIES — 0.74%

United States — 0.74%
Powershares High Yield Equity Dividend
Achievers Portfolio	11,800	187,384

TOTAL INVESTMENT COMPANIES (Cost $187,034)		$187,384

REPURCHASE AGREEMENTS — 12.98%
Repurchase Agreement with State
Street Corp. dated 05/31/2007 at
4.60% to be repurchased at
$3,276,419 on 06/01/2007,
collateralized by $3,310,000
Federal Home Loan Mortgage
Corp., 5.65% due 02/23/2017
(Valued at $3,343,100, including
interest)	$3,276,000	$3,276,000

TOTAL REPURCHASE AGREEMENTS
(Cost $3,276,000)		$3,276,000

Total Investments (Global Shareholder Yield Fund)
(Cost $23,694,533) — 98.41%		$24,840,043
Other Assets in Excess of Liabilities — 1.59%		400,124

TOTAL NET ASSETS — 100.00%		$25,240,167

The portfolio had the following five top industry concentrations as of May 31, 2007 (as a percentage of total net assets):

Telecommunications Equipment & Services	10.46%
Electrical Utilities	10.20%
Energy	6.55%
Banking	6.26%
Gas & Pipeline Utilities	5.94%

Footnotes

Percentages are stated as a percent of net assets.

Key to Security Abbreviations and Legend

ADR	- American Depositary Receipts
REIT	- Real Estate Investment Trust
SADR	- Sponsored American Depositary Receipts

* Non-Income-Producing

The accompanying notes are an integral part of the portfolio of investments.
2

JOHN HANCOCK FUNDS III- Global Shareholder Yield Fund
Notes to Financial Statements (Unaudited)

At May 31, 2007, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation/(depreciation) of investment securities for federal income tax purposes was as follows:

		Net Unrealized
Unrealized	Unrealized	Appreciation/
Appreciation	(Depreciation)	(Depreciation)

$1,264,628	($119,118)	$1,145,510

Notes to portfolio of investments

Security valuation

The net asset value of the common shares of the Fund is determined daily as of the close of the NYSE, normally at 4:00 p.m. Eastern time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the valuation provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

In deciding whether to make a fair value adjustment to the price of a security, the Board of Trustees or their designee may review a variety of factors, including developments in foreign markets, the performance of U.S. securities markets and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed, but the Fund is calculating the net asset value. In view of these factors, it is likely that a Fund investing significant amounts of assets in securities in foreign markets will be fair valued more frequently than a Fund investing significant amounts of assets in frequently traded, U.S. exchange listed securities of large-capitalization U.S. issuers.

For purposes of determining when fair value adjustments may be appropriate with respect to a Fund that invests in securities in foreign markets that close prior to the NYSE, the Fund will, on an ongoing basis, monitor for “significant market events.” A significant market event may be a certain percentage change in the value of an index or of certain Exchange Traded Funds that track foreign markets in which the Fund has significant investments. If a significant market event occurs due to a change in the value of the index or of Exchange Traded Funds, the pricing for a Fund that invests in foreign markets that have closed prior to the NYSE will promptly be reviewed and potential adjustments to the net asset value of the Fund will be recommended to the Trust’s Pricing Committee where applicable.

Fair value pricing of securities is intended to help ensure that the net asset value of the Fund’s shares reflects the value of the Fund’s securities as of the close of the NYSE (as opposed to a value which is no longer accurate as of such close), thus limiting the opportunity for aggressive traders to purchase shares of the Fund at deflated prices, reflecting stale security valuations, and to promptly sell such shares at a gain. However, a security’s valuation may differ depending on the method used for determining value and no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains.

Repurchase agreements

The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. The Fund will take constructive receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, the Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. The Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser. Collateral for certain tri-party repurchase agreements is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty.

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle†
James F. Carlin
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Epoch Investment Partners, Inc.
640 Fifth Avenue, 18th Floor
New York, NY 10019

Custodian
State Street Bank & Trust Co.
2 Avenue de Lafayette
Boston, MA 02111

Transfer agent
John Hancock Signature Services, Inc.
One John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Kirkpatrick & Lockhart Preston Gates Ellis LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. One John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Global Shareholder Yield Fund.

320Q1 5/07
7/07

John Hancock

MUTUAL FUNDS

John Hancock Classic Value Mega Cap Fund

QUARTERLY PORTFOLIO HOLDINGS

5.31.2007

JOHN HANCOCK FUNDS III
PORTFOLIO OF INVESTMENTS — May 31, 2007 (Unaudited)
(showing percentage of total net assets)

Classic Value Mega Cap Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS — 94.45%
Aerospace — 2.76%
Northrop Grumman Corp.	2,100	$158,781

Banking — 2.84%
Bank of America Corp.	3,225	163,540

Biotechnology — 2.67%
Amgen, Inc. *	2,725	153,499

Broadcasting — 0.95%
CBS Corp., Class B	1,650	54,879

Business Services — 2.23%
First Data Corp.	3,925	128,348

Cable and Television — 1.99%
Viacom, Inc., Class B *	2,550	114,546

Cosmetics & Toiletries — 1.82%
Kimberly-Clark Corp.	1,475	104,666

Financial Services — 27.71%
Capital One Financial Corp.	2,625	209,422
Citigroup, Inc.	4,875	265,639
Countrywide Financial Corp.	3,900	151,866
Federal Home Loan Mortgage Corp.	4,000	267,160
Federal National Mortgage Association	4,775	305,218
JP Morgan Chase & Company	2,525	130,871
Morgan Stanley (c)	1,625	138,190
Washington Mutual, Inc.	2,900	126,788

		1,595,154
Food & Beverages — 3.98%
Kraft Foods, Inc., Class A	5,125	173,430
The Coca-Cola Company	1,050	55,639

		229,069
Healthcare Products — 5.17%
Boston Scientific Corp. *	8,800	137,896
Johnson & Johnson	2,525	159,757

		297,653
Healthcare Services — 1.98%
Cardinal Health, Inc.	1,575	114,124

Insurance — 11.02%
ACE, Ltd.	2,625	161,621
Allstate Corp.	3,325	204,487
Chubb Corp.	1,950	106,997
MetLife, Inc.	2,375	161,500

		634,605
International Oil — 2.36%
BP PLC, ADR	2,025	135,695

Manufacturing — 1.88%
Tyco International, Ltd.	3,250	108,420

Pharmaceuticals — 5.37%
Bristol-Myers Squibb Company	4,700	142,457
Pfizer, Inc.	6,075	167,002

		309,459

Classic Value Mega Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Railroads & Equipment — 2.15%
Union Pacific Corp.	1,025	$123,697

Retail Trade — 7.92%
Home Depot, Inc.	5,400	209,898
Wal-Mart Stores, Inc.	5,175	246,330

		456,228
Software — 5.12%
Microsoft Corp.	5,325	163,318
Oracle Corp. *	6,800	131,784

		295,102
Telecommunications Equipment &
Services — 4.53%
Alcatel SA, ADR	19,000	260,680

TOTAL COMMON STOCKS (Cost $5,086,925)		$5,438,145

REPURCHASE AGREEMENTS — 5.23%
Repurchase Agreement with State
Street Corp. dated 05/31/2007 at
4.60% to be repurchased at
$301,038 on 06/01/2007,
collateralized by $320,000 Federal
National Mortgage Association,
5.55% due 07/10/2028 (Valued at
$308,467, including interest)	$301,000	$301,000

TOTAL REPURCHASE AGREEMENTS
(Cost $301,000)		$301,000

Total Investments (Classic Value Mega Cap Fund)
(Cost $5,387,925) — 99.68%		$5,739,145
Other Assets in Excess of Liabilities — 0.32%		18,385

TOTAL NET ASSETS — 100.00%		$5,757,530

Footnotes

Percentages are stated as a percent of net assets.

Key to Security Abbreviations and Legend
ADR	- American Depositary Receipts

*	Non-Income-Producing
(c)	Investment is an affiliate of the Trust's subadvisor

The accompanying notes are an integral part of the portfolio of investments.
1

JOHN HANCOCK FUNDS III- Classic Value Mega Cap Fund
Notes to Financial Statements (Unaudited)

At May 31, 2007, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation/(depreciation) of investment securities for federal income tax purposes was as follows:

		Net Unrealized
Unrealized	Unrealized	Appreciation/
Appreciation	(Depreciation)	(Depreciation)

$355,366	($4,146)	$351,220

Notes to portfolio of investments

Security valuation

The net asset value of the common shares of the Fund is determined daily as of the close of the NYSE, normally at 4:00 p.m. Eastern time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the valuation provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

In deciding whether to make a fair value adjustment to the price of a security, the Board of Trustees or their designee may review a variety of factors, including developments in foreign markets, the performance of U.S. securities markets and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed, but the Fund is calculating the net asset value. In view of these factors, it is likely that a Fund investing significant amounts of assets in securities in foreign markets will be fair valued more frequently than a Fund investing significant amounts of assets in frequently traded, U.S. exchange listed securities of large-capitalization U.S. issuers.

For purposes of determining when fair value adjustments may be appropriate with respect to a Fund that invests in securities in foreign markets that close prior to the NYSE, the Fund will, on an ongoing basis, monitor for “significant market events.” A significant market event may be a certain percentage change in the value of an index or of certain Exchange Traded Funds that track foreign markets in which the Fund has significant investments. If a significant market event occurs due to a change in the value of the index or of Exchange Traded Funds, the pricing for a Fund that invests in foreign markets that have closed prior to the NYSE will promptly be reviewed and potential adjustments to the net asset value of the Fund will be recommended to the Trust’s Pricing Committee where applicable.

Fair value pricing of securities is intended to help ensure that the net asset value of the Fund’s shares reflects the value of the Fund’s securities as of the close of the NYSE (as opposed to a value which is no longer accurate as of such close), thus limiting the opportunity for aggressive traders to purchase shares of the Fund at deflated prices, reflecting stale security valuations, and to promptly sell such shares at a gain. However, a security’s valuation may differ depending on the method used for determining value and no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains.

Repurchase agreements

The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. The Fund will take constructive receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, the Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. The Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser. Collateral for certain tri-party repurchase agreements is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty.

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle†
James F. Carlin
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Pzena Investment Management, LLC
120 West 45th Street, 20th Floor
New York, NY 10036

Custodian
State Street Bank & Trust Co.
2 Avenue de Lafayette
Boston, MA 02111

Transfer agent
John Hancock Signature Services, Inc.
One John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Kirkpatrick & Lockhart Preston Gates Ellis LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. One John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives	**1-800-225-5291**
	EASI-Line	**1-800-338-8080**
	TDD line	**1-800-554-6713**

This report is for the information of the shareholders of John Hancock Classic Value Mega Cap Fund.

322Q1 5/07
7/07

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive and principal accounting officers have concluded, based upon their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certifications of principal executive and principal accounting officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Funds III

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and
Chief Executive Officer

Date: July 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and
Chief Executive Officer

Date: July 23, 2007

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: July 23, 2007